SEMI-ANNUAL REPORT JUNE 30, 2002 (UNAUDITED)

JPMORGAN FUNDS

[GRAPHIC]

SELECT FUNDS

SELECT BALANCED FUND

SELECT EQUITY INCOME FUND

SELECT LARGE CAP EQUITY FUND

SELECT LARGE CAP GROWTH FUND

SELECT MID CAP EQUITY FUND

SELECT SMALL CAP EQUITY FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                      1

Fund Commentaries:
  Select Balanced Fund                                  3

  Select Equity Income Fund                             6

  Select Large Cap Equity Fund                          9

  Select Large Cap Growth Fund                         12

  Select Mid Cap Equity Fund                           15

  Select Small Cap Equity Fund                         18

Portfolio of Investments                               21

Financial Statements                                   51

Notes to Financial Statements                          60

Financial Highlights                                   68

HIGHLIGHTS

- The first half of 2002 was disappointing for U.S. equities and investors in them.

- First quarter GDP growth of 6.1% (annualized) was countered by a second quarter drop to 2.0%.

- Inflation and interest rates are quite low by historic standards.

NOT FDIC INSURED                          May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

    JPMORGAN SELECT FUNDS

PRESIDENT'S LETTER                                                AUGUST 5, 2002


DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Select Funds for the six months ended June 30, 2002.

THE CLOUD...

The first half of 2002 was disappointing for U.S. equities and their investors. A veritable cascade of negative economic and corporate news through most of the first quarter and all of the second combined to send the nation's equity markets reeling.

On the economic front, first quarter GDP growth of 6.1% (annualized) was countered by a drop in second quarter growth to 2.0%, leading investors here and abroad to speculate that the U.S. economy might slide back into recession, taking the long hoped for global economic recovery along with it. Rising geopolitical risk, a rapidly falling dollar and a general lack of corporate spending on new ventures, or technology, also weighed heavily on investor sentiment.

The nation's equity markets were further undermined by a series of high profile accounting scandals and irregularities, near continuous earnings downgrades, and a widespread lack of confidence in corporate governance, to name some of the more prominent issues of the first half.

Not surprisingly, investors reacted by selling equities across the board, in the process sending most investment indices to levels that were at or near their post-September 11th lows.

....AND A SILVER LINING

That the U.S. economy is on the mend, we have little doubt. Inflation and interest rates are quite low by historic standards. Some corporations appear to be spending once again, albeit at a modest pace. Housing remains strong. The global macroeconomic environment is gradually improving. In fact, we expect that the GDP growth rate for 2002 will be about 2.8%, far better than the 1.2% growth rate recorded in 2001.

The equity markets, on the other hand, will likely remain subdued over the near term, at least until investors come to terms with their concerns about corporate management, and they begin to see a pattern of consistently positive earnings announcements. Both will take time to achieve.

Do we think that the market has been oversold? Yes, and therein lies an opportunity for careful, long-term investors. Many quality U.S. companies have seen their shares punished along with the bad. When the pendulum swings the other way, and investors regain their faith in equities, early investors in the downtrodden shares of such concerns stand to profit. Identifying and investing in them with the goal of long-term appreciation is the sole focus of our research and management efforts on your behalf, and all of us here would like to thank you for allowing us to do so.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

    JPMORGAN SELECT BALANCED FUND
    As of June 30, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Select Balanced Fund, which seeks to provide a balance of current income and growth of capital, fell 10.12% during the six months ended June 30, 2002. This compares to a fall of 13.16% for the S&P 500 Index, and a rise of 3.80% for the Lehman Aggregate Bond Index, the Fund's benchmarks.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: On a stock specific level, overweight positions in Tyco International, Sprint PCS, and Gemstar detracted most from performance, while overweight positions in Ambac and Capital One Financial Corp., coupled with an underweight position in WorldCom, contributed most positively to performance.

In the fixed income portion of the portfolio, performance was impacted negatively by modest holdings of high yield debt (approximately 4% of the portfolio), an underweight in U.S. Treasuries during the recent flight to quality, and an overweight in secondary mortgage pass-throughs during a period in which spreads widened relative to Treasuries. This was particularly true during the month of June, when investor concerns about equities mounted. The underperformance of these allocations overshadowed the positive contribution that was achieved from our longer duration position in the overall fixed income portfolio.

Q: HOW WAS THE FUND MANAGED?
A: The U.S. equity markets produced unimpressive results in the first half of the year, with the S&P 500 Index down more than 13% and the tech-heavy NASDAQ index down close to 25%. During this time, the markets were dominated by investor concerns about corporate governance, accounting fraud and credit downgrades, most notably reports of major accounting improprieties by Enron and WorldCom. Worries about the rapid weakening of the U.S. dollar also pressured equity markets. On the economic front, better than expected, annualized GDP growth of 6.1% for the first quarter faded during the second quarter, to 2.0%.

We have, and will continue to manage the equity portion of the portfolio by emphasizing the selection of securities we believe to be undervalued, relative to their long-term prospects within a sector neutral framework. On the fixed income side, we hope to add value by continuing to manage a diversified portfolio or high quality investments in both traditional and extended markets.

Q: WHAT'S AHEAD?
A: U.S. equity markets will likely remain volatile until investors see clear signs that the pace of domestic economic growth is accelerating, and that corporate earnings are on the rise. Both developments should be aided eventually by liquidity, low inflation, and equity valuations that are, in aggregate, closer to their fair market value.

                                    (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Fixed Income                                    26.9%
Finance & Insurance                             15.6%
Consumer Goods & Services                       14.0%
Short-Term Investments                          11.6%
Technology                                       8.2%
Industrial Products & Services                   7.3%
Pharmaceuticals                                  5.3%
Energy                                           4.5%
Utilities                                        2.6%
Telecommunications                               2.4%
Health Services & Systems                        1.4%
REITs                                            0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  CITIGROUP, INC. (2.4%)

2.  GENERAL ELECTRIC CO. (1.7%)

3.  MICROSOFT CORP. (1.7%)

4.  THE COCA-COLA CO. (1.5%)

5.  EXXON MOBIL CORP. (1.4%)

6.  PROCTER & GAMBLE CO. (1.2%)

7.  CIGNA CORP. (1.2%)

8.  U.S. BANCORP (1.2%)

9.  AMBAC FINANCIAL GROUP, INC. (1.1%)

10. GOLDMAN SACHS GROUP, INC. (1.1%)

TOP 10 EQUITY HOLDINGS COMPRISED 14.5% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($7,530 IN THOUSANDS). AS OF JUNE 30, 2002 THE FUND HELD 117 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                       1 YEAR      3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------
Select Balanced        (10.68%)    (5.41%)     3.00%       6.97%
-----------------------------------------------------------------

[CHART]

10-YEAR PERFORMANCE (6/30/92 TO 6/30/02)

           JPMORGAN SELECT                   LEHMAN AGGREGATE   LIPPER BALANCED
           BALANCED FUND     S&P 500 INDEX   BOND INDEX         FUND INDEX
    6/92   $     5,000,000   $   5,000,000   $      5,000,000   $      5,000,000
    7/92   $     5,155,500   $   5,204,500   $      5,102,000   $      5,147,000
    8/92   $     5,146,736   $   5,097,808   $      5,153,530   $      5,099,133
    9/92   $     5,220,849   $   5,157,452   $      5,214,857   $      5,157,773
   10/92   $     5,180,126   $   5,174,987   $      5,145,500   $      5,158,289
   11/92   $     5,252,130   $   5,350,937   $      5,146,529   $      5,275,898
   12/92   $     5,306,752   $   5,416,754   $      5,228,359   $      5,351,343
    1/93   $     5,348,675   $   5,462,254   $      5,328,743   $      5,423,051
    2/93   $     5,421,417   $   5,536,541   $      5,421,996   $      5,489,755
    3/93   $     5,497,859   $   5,653,362   $      5,444,768   $      5,602,843
    4/93   $     5,465,422   $   5,516,551   $      5,482,882   $      5,560,262
    5/93   $     5,510,238   $   5,664,394   $      5,490,010   $      5,657,566
    6/93   $     5,547,708   $   5,680,821   $      5,589,379   $      5,717,537
    7/93   $     5,563,242   $   5,658,098   $      5,621,238   $      5,740,407
    8/93   $     5,734,033   $   5,872,539   $      5,719,610   $      5,913,767
    9/93   $     5,718,551   $   5,827,321   $      5,735,053   $      5,926,186
   10/93   $     5,738,566   $   5,947,946   $      5,756,272   $      5,987,226
   11/93   $     5,661,669   $   5,891,441   $      5,707,344   $      5,891,430
   12/93   $     5,678,088   $   5,962,727   $      5,738,164   $      5,990,406
    1/94   $     5,813,227   $   6,165,460   $      5,815,629   $      6,147,355
    2/94   $     5,652,782   $   5,998,376   $      5,714,437   $      6,026,867
    3/94   $     5,431,758   $   5,736,847   $      5,573,290   $      5,808,091
    4/94   $     5,427,412   $   5,810,279   $      5,528,704   $      5,820,869
    5/94   $     5,467,033   $   5,905,567   $      5,528,151   $      5,865,690
    6/94   $     5,370,813   $   5,760,881   $      5,515,989   $      5,763,627
    7/94   $     5,499,175   $   5,949,838   $      5,625,758   $      5,893,885
    8/94   $     5,592,111   $   6,193,781   $      5,632,508   $      6,041,232
    9/94   $     5,483,065   $   6,042,033   $      5,549,711   $      5,932,490
   10/94   $     5,509,384   $   6,177,979   $      5,544,716   $      5,950,880
   11/94   $     5,438,864   $   5,953,101   $      5,532,517   $      5,812,225
   12/94   $     5,484,550   $   6,041,207   $      5,570,692   $      5,868,022
    1/95   $     5,633,181   $   6,197,674   $      5,680,992   $      5,940,786
    2/95   $     5,810,627   $   6,439,383   $      5,816,199   $      6,113,663
    3/95   $     5,916,380   $   6,629,345   $      5,851,678   $      6,221,875
    4/95   $     6,025,241   $   6,824,248   $      5,933,601   $      6,338,846
    5/95   $     6,259,021   $   7,097,218   $      6,163,232   $      6,541,689
    6/95   $     6,336,007   $   7,261,873   $      6,208,223   $      6,657,477
    7/95   $     6,401,268   $   7,502,967   $      6,194,565   $      6,797,949
    8/95   $     6,429,433   $   7,521,725   $      6,269,520   $      6,850,973
    9/95   $     6,617,816   $   7,839,141   $      6,330,334   $      7,014,712
   10/95   $     6,650,243   $   7,810,921   $      6,412,628   $      6,997,175
   11/95   $     6,849,750   $   8,153,820   $      6,508,818   $      7,214,787
   12/95   $     7,018,254   $   8,311,189   $      6,599,941   $      7,328,059
    1/96   $     7,151,601   $   8,593,769   $      6,643,501   $      7,460,697
    2/96   $     7,060,776   $   8,673,691   $      6,527,904   $      7,464,427
    3/96   $     7,055,833   $   8,756,959   $      6,482,208   $      7,492,792
    4/96   $     7,062,183   $   8,885,686   $      6,445,908   $      7,542,245
    5/96   $     7,115,150   $   9,114,937   $      6,433,016   $      7,619,176
    6/96   $     7,179,186   $   9,149,573   $      6,519,219   $      7,644,319
    7/96   $     7,016,218   $   8,745,162   $      6,536,821   $      7,447,860
    8/96   $     7,031,654   $   8,929,685   $      6,525,708   $      7,565,536
    9/96   $     7,242,604   $   9,432,426   $      6,639,255   $      7,846,217
   10/96   $     7,432,360   $   9,692,761   $      6,786,647   $      8,012,557
   11/96   $     7,796,546   $  10,425,534   $      6,902,698   $      8,385,942
   12/96   $     7,666,343   $  10,219,108   $      6,838,503   $      8,285,311
    1/97   $     7,813,537   $  10,857,803   $      6,859,703   $      8,541,327
    2/97   $     7,809,630   $  10,942,494   $      6,876,852   $      8,572,930
    3/97   $     7,619,856   $  10,492,757   $      6,800,519   $      8,323,458
    4/97   $     7,879,693   $  11,119,175   $      6,902,527   $      8,573,994
    5/97   $     8,187,789   $  11,796,332   $      6,968,101   $      8,925,528
    6/97   $     8,462,899   $  12,324,808   $      7,051,021   $      9,220,963
    7/97   $     8,891,122   $  13,305,863   $      7,241,399   $      9,746,558
    8/97   $     8,617,275   $  12,560,735   $      7,179,847   $      9,437,592
    9/97   $     8,886,996   $  13,249,063   $      7,286,108   $      9,814,152
   10/97   $     8,846,116   $  12,806,544   $      7,391,757   $      9,635,534
   11/97   $     9,044,269   $  13,399,487   $      7,425,759   $      9,812,828
   12/97   $     9,139,234   $  13,629,958   $      7,500,759   $      9,967,871
    1/98   $     9,181,274   $  13,781,251   $      7,596,769   $     10,038,642
    2/98   $     9,519,145   $  14,774,879   $      7,590,692   $     10,437,177
    3/98   $     9,884,680   $  15,531,353   $      7,616,500   $     10,756,554
    4/98   $     9,984,515   $  15,688,220   $      7,656,106   $     10,831,850
    5/98   $     9,875,684   $  15,418,382   $      7,728,839   $     10,722,448
    6/98   $    10,090,974   $  16,044,368   $      7,794,534   $     10,919,741
    7/98   $     9,972,910   $  15,874,298   $      7,810,902   $     10,791,980
    8/98   $     9,209,982   $  13,578,875   $      7,938,220   $      9,861,712
    9/98   $     9,751,529   $  14,449,280   $      8,123,974   $     10,287,738
   10/98   $    10,110,385   $  15,624,007   $      8,080,917   $     10,672,499
   11/98   $    10,473,348   $  16,570,822   $      8,126,979   $     11,063,113
   12/98   $    10,912,181   $  17,525,301   $      8,151,360   $     11,471,341
    1/99   $    11,118,422   $  18,257,859   $      8,209,234   $     11,654,883
    2/99   $    10,934,968   $  17,690,039   $      8,065,573   $     11,375,166
    3/99   $    11,144,919   $  18,397,641   $      8,109,933   $     11,656,132
    4/99   $    11,388,993   $  19,109,630   $      8,135,885   $     12,038,453
    5/99   $    11,276,242   $  18,658,642   $      8,064,289   $     11,853,061
    6/99   $    11,594,232   $  19,694,197   $      8,038,484   $     12,180,206
    7/99   $    11,455,101   $  19,079,738   $      8,004,722   $     11,952,436
    8/99   $    11,250,055   $  18,984,339   $      8,000,720   $     11,826,935
    9/99   $    11,238,805   $  18,464,168   $      8,093,528   $     11,675,550
   10/99   $    11,454,590   $  19,632,950   $      8,123,474   $     12,014,141
   11/99   $    11,496,972   $  20,031,499   $      8,122,662   $     12,143,894
   12/99   $    11,918,911   $  21,211,355   $      8,083,673   $     12,503,353
    1/00   $    11,607,827   $  20,146,545   $      8,056,997   $     12,189,519
    2/00   $    11,608,988   $  19,765,775   $      8,154,486   $     12,160,264
    3/00   $    12,333,389   $  21,698,868   $      8,262,126   $     12,876,504
    4/00   $    12,058,354   $  21,045,732   $      8,238,165   $     12,640,864
    5/00   $    11,723,132   $  20,614,294   $      8,234,046   $     12,522,040
    6/00   $    12,136,958   $  21,121,406   $      8,405,315   $     12,722,393
    7/00   $    12,158,805   $  20,791,912   $      8,481,803   $     12,688,042
    8/00   $    12,600,170   $  22,083,090   $      8,604,789   $     13,253,929
    9/00   $    12,125,143   $  20,917,103   $      8,658,999   $     12,975,596
   10/00   $    12,065,730   $  20,829,251   $      8,716,149   $     12,963,918
   11/00   $    11,484,162   $  19,187,906   $      8,859,093   $     12,493,328
   12/00   $    11,516,317   $  19,281,926   $      9,023,873   $     12,804,412
    1/01   $    11,744,341   $  19,966,435   $      9,170,962   $     13,075,865
    2/01   $    11,091,355   $  18,145,496   $      9,250,749   $     12,568,522
    3/01   $    10,653,247   $  16,995,072   $      9,297,003   $     12,162,559
    4/01   $    11,162,472   $  18,315,589   $      9,257,955   $     12,673,386
    5/01   $    11,169,169   $  18,438,303   $      9,313,503   $     12,786,179
    6/01   $    10,983,761   $  17,990,252   $      9,348,894   $     12,590,551
    7/01   $    11,040,877   $  17,813,948   $      9,558,310   $     12,581,737
    8/01   $    10,641,197   $  16,698,795   $      9,668,230   $     12,223,158
    9/01   $    10,268,755   $  15,351,202   $      9,780,382   $     11,635,224
   10/01   $    10,536,770   $  15,644,410   $      9,984,792   $     11,829,532
   11/01   $    10,887,644   $  16,844,336   $      9,847,002   $     12,300,347
   12/01   $    10,914,863   $  16,992,566   $      9,783,981   $     12,388,910
    1/02   $    10,674,736   $  16,744,475   $      9,863,231   $     12,279,888
    2/02   $    10,499,670   $  16,421,306   $      9,958,904   $     12,196,384
    3/02   $    10,748,513   $  17,038,748   $      9,793,587   $     12,463,485
    4/02   $    10,334,695   $  16,006,199   $      9,983,582   $     12,164,361
    5/02   $    10,295,423   $  15,887,754   $     10,068,443   $     12,158,279
    6/02   $     9,809,044   $  14,756,546   $     10,156,038   $     11,639,121

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Balanced Fund, S&P 500 Index, Lehman Aggregate Bond Index and Lipper Balanced Funds Index from June 30, 1992 to June 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lehman Aggregate Bond Index consists of the Lehman Government/Credit Index and the Mortgage-backed Securities Index. The Lipper Balanced Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $5,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

    JPMORGAN SELECT EQUITY INCOME FUND
    As of June 30, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Select Equity Income Fund, which seeks to obtain income primarily by investing in income-producing equity securities, fell 8.15% during the six months ended June 30, 2002. This compares to a fall of 4.78% for the Fund's benchmark, the Russell 1000 Value Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: Stock selection in the industrial cyclical sector detracted the most from performance, in particular Tyco International, which dropped substantially in value following its announced breakup plan and the accounting concerns associated with it. Stock selection in consumer services and technology hardware also detracted from performance. Performance was aided by strong stock selection in the telecommunications, software and consumer staple sectors. One strong contributor to performance was Caterpillar, an old economy, industrial stock that investors bid up as an inexpensive way to profit from a global economic recovery. This said, no single sector under- or over-weight had a significant impact on relative performance during the first quarter. The Fund also trailed its benchmark in the second quarter. Most of this underperformance was due to a position in Tyco International, which fell by more than 50% in the quarter. Tyco was hurt by the indictment of its chairman for sales tax evasion, and a continuing probe of its accounting practices. Performance was aided most by not owning many of the benchmark names that have been hurt in recent market declines, including WorldCom, Sprint PCS and Morgan Stanley. We were also helped by a position in Ambac, a financial guaranty company that benefited from the transparency of its accounting and from a positive pricing environment for insurers generally.

Q: HOW WAS THE FUND MANAGED?
A: Our management style calls for the portfolio to be within 5% of benchmark weightings, so we do not seek to profit from rotating sectors. Rather, we look to outperform from investments in companies, within that 5% deviation, that we feel are undervalued and will appreciate over time.

Q: WHAT'S AHEAD?
A: The fundamentals appear to favor slightly stronger and more sustained growth in our economy over the next few quarters. Inflation and interest rates remain low, for example. On the whole, we expect that the economy will grow by 2.8% in 2002, a marked improvement over the 1.2% growth rate for 2001.

Even so, we have taken a short-term neutral position with respect to equities. Accounting worries still linger, and must be addressed effectively if investors are to regain their faith and re-enter the market in any meaningful fashion. Also, investors will need to see more positive earnings forecasts than they have recently.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                             32.0%
Consumer Goods & Services                       18.7%
Industrial Products & Services                  12.6%
Energy                                          11.9%
Utilities                                        6.8%
Telecommunications                               5.6%
Technology                                       3.1%
Pharmaceuticals                                  3.1%
REITs                                            2.5%
Health Services & Systems                        2.3%
Short-Term Investments                           1.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  EXXON MOBIL CORP. (6.5%)

2.  PHILLIP MORRIS COMPANIES, INC. (4.3%)

3.  CITIGROUP, INC. (4.3%)

4.  CHEVRONTEXACO CORP. (3.5%)

5.  VERIZON COMMUNICATIONS, INC. (3.4%)

6.  FANNIE MAE (2.7%)

7.  THE ALLSTATE CORP. (2.6%)

8.  DTE ENERGY CO. (2.6%)

9.  AMBAC FINANCIAL GROUP, INC. (2.6%)

10. PROCTER & GAMBLE CO. (2.5%)


TOP 10 EQUITY HOLDINGS COMPRISED 35.0% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($128,120 IN THOUSANDS). AS OF JUNE 30, 2002 THE FUND HELD 54 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                       1 YEAR      3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------
Select Equity Income   (11.61%)    (8.59%)     0.22%       9.08%
-----------------------------------------------------------------

[CHART]

10-YEAR PERFORMANCE (6/30/92 TO 6/30/02)

           JPMORGAN SELECT      RUSSELL 1000                        LIPPER EQUITY INCOME
           EQUITY INCOME FUND   VALUE INDEX       S&P 500 INDEX     FUNDS INDEX
    6/92   $        5,000,000   $     5,000,000   $     5,000,000   $          5,000,000
    7/92   $        5,212,000   $     5,193,000   $     5,204,500   $          5,169,000
    8/92   $        5,069,712   $     5,034,094   $     5,097,808   $          5,104,388
    9/92   $        5,169,586   $     5,103,565   $     5,157,452   $          5,144,712
   10/92   $        5,280,215   $     5,108,158   $     5,174,987   $          5,133,394
   11/92   $        5,572,739   $     5,275,705   $     5,350,937   $          5,257,622
   12/92   $        5,666,918   $     5,401,267   $     5,416,754   $          5,359,094
    1/93   $        5,808,024   $     5,557,904   $     5,462,254   $          5,445,911
    2/93   $        5,846,938   $     5,753,542   $     5,536,541   $          5,556,463
    3/93   $        6,091,340   $     5,923,272   $     5,653,362   $          5,727,047
    4/93   $        5,976,823   $     5,847,454   $     5,516,551   $          5,680,658
    5/93   $        6,212,907   $     5,964,988   $     5,664,394   $          5,767,572
    6/93   $        6,252,670   $     6,096,814   $     5,680,821   $          5,829,862
    7/93   $        6,183,891   $     6,165,098   $     5,658,098   $          5,877,083
    8/93   $        6,411,458   $     6,387,658   $     5,872,539   $          6,075,729
    9/93   $        6,493,524   $     6,397,879   $     5,827,321   $          6,080,589
   10/93   $        6,501,966   $     6,393,400   $     5,947,946   $          6,155,381
   11/93   $        6,312,109   $     6,261,696   $     5,891,441   $          6,047,046
   12/93   $        6,420,677   $     6,380,668   $     5,962,727   $          6,155,893
    1/94   $        6,606,234   $     6,621,857   $     6,165,460   $          6,347,957
    2/94   $        6,470,807   $     6,395,390   $     5,998,376   $          6,190,527
    3/94   $        6,164,738   $     6,157,481   $     5,736,847   $          5,942,906
    4/94   $        6,217,754   $     6,275,705   $     5,810,279   $          6,020,758
    5/94   $        6,283,662   $     6,347,876   $     5,905,567   $          6,089,395
    6/94   $        6,146,679   $     6,195,527   $     5,760,881   $          5,999,881
    7/94   $        6,304,648   $     6,388,208   $     5,949,838   $          6,169,077
    8/94   $        6,524,050   $     6,571,549   $     6,193,781   $          6,374,508
    9/94   $        6,366,820   $     6,353,374   $     6,042,033   $          6,254,030
   10/94   $        6,421,575   $     6,441,686   $     6,177,979   $          6,287,801
   11/94   $        6,142,879   $     6,181,441   $     5,953,101   $          6,052,638
   12/94   $        6,190,793   $     6,252,528   $     6,041,207   $          6,099,243
    1/95   $        6,211,842   $     6,445,106   $     6,197,674   $          6,208,419
    2/95   $        6,521,813   $     6,699,688   $     6,439,383   $          6,408,330
    3/95   $        6,727,250   $     6,846,411   $     6,629,345   $          6,559,567
    4/95   $        6,901,486   $     7,062,757   $     6,824,248   $          6,716,997
    5/95   $        7,172,024   $     7,360,099   $     7,097,218   $          6,923,208
    6/95   $        7,388,619   $     7,460,197   $     7,261,873   $          7,015,287
    7/95   $        7,728,495   $     7,719,812   $     7,502,967   $          7,207,506
    8/95   $        7,784,913   $     7,828,661   $     7,521,725   $          7,296,158
    9/95   $        7,908,694   $     8,112,058   $     7,839,141   $          7,523,069
   10/95   $        7,760,010   $     8,031,749   $     7,810,921   $          7,416,241
   11/95   $        8,106,883   $     8,438,959   $     8,153,820   $          7,728,465
   12/95   $        8,208,219   $     8,650,777   $     8,311,189   $          7,919,358
    1/96   $        8,488,119   $     8,920,681   $     8,593,769   $          8,100,711
    2/96   $        8,606,953   $     8,988,478   $     8,673,691   $          8,159,847
    3/96   $        8,773,067   $     9,141,282   $     8,756,959   $          8,262,661
    4/96   $        8,807,282   $     9,176,019   $     8,885,686   $          8,338,677
    5/96   $        8,921,776   $     9,290,719   $     9,114,937   $          8,462,090
    6/96   $        8,970,846   $     9,298,152   $     9,149,573   $          8,474,783
    7/96   $        8,687,367   $     8,946,682   $     8,745,162   $          8,197,657
    8/96   $        8,907,158   $     9,202,557   $     8,929,685   $          8,382,924
    9/96   $        9,253,646   $     9,568,819   $     9,432,426   $          8,691,416
   10/96   $        9,519,226   $     9,939,132   $     9,692,761   $          8,896,533
   11/96   $       10,116,081   $    10,659,719   $    10,425,534   $          9,404,525
   12/96   $       10,054,373   $    10,523,275   $    10,219,108   $          9,344,336
    1/97   $       10,598,315   $    11,033,653   $    10,857,803   $          9,686,339
    2/97   $       10,723,375   $    11,195,848   $    10,942,494   $          9,820,011
    3/97   $       10,366,287   $    10,792,798   $    10,492,757   $          9,501,842
    4/97   $       10,709,411   $    11,246,095   $    11,119,175   $          9,784,997
    5/97   $       11,294,145   $    11,874,752   $    11,796,332   $         10,348,613
    6/97   $       11,792,216   $    12,384,179   $    12,324,808   $         10,739,791
    7/97   $       12,416,025   $    13,315,469   $    13,305,863   $         11,386,326
    8/97   $       11,986,430   $    12,841,438   $    12,560,735   $         11,021,964
    9/97   $       12,715,205   $    13,617,061   $    13,249,063   $         11,580,777
   10/97   $       12,444,371   $    13,237,145   $    12,806,544   $         11,241,460
   11/97   $       12,862,502   $    13,822,227   $    13,399,487   $         11,614,677
   12/97   $       13,198,213   $    14,225,836   $    13,629,958   $         11,882,976
    1/98   $       13,149,380   $    14,023,829   $    13,781,251   $         11,878,223
    2/98   $       13,580,680   $    14,967,633   $    14,774,879   $         12,519,647
    3/98   $       14,296,381   $    15,883,652   $    15,531,353   $         13,086,787
    4/98   $       14,147,699   $    15,990,072   $    15,688,220   $         13,080,243
    5/98   $       14,011,881   $    15,753,419   $    15,418,382   $         12,919,356
    6/98   $       14,058,120   $    15,955,063   $    16,044,368   $         13,024,003
    7/98   $       13,608,260   $    15,674,254   $    15,874,298   $         12,687,984
    8/98   $       11,814,692   $    13,341,925   $    13,578,875   $         11,157,813
    9/98   $       12,635,813   $    14,107,751   $    14,449,280   $         11,731,325
   10/98   $       13,391,434   $    15,201,102   $    15,624,007   $         12,424,646
   11/98   $       13,893,613   $    15,909,473   $    16,570,822   $         12,950,208
   12/98   $       14,764,743   $    16,450,395   $    17,525,301   $         13,281,734
    1/99   $       14,874,002   $    16,581,999   $    18,257,859   $         13,264,467
    2/99   $       14,438,194   $    16,348,192   $    17,690,039   $         13,019,075
    3/99   $       14,558,031   $    16,686,600   $    18,397,641   $         13,293,777
    4/99   $       15,425,689   $    18,245,129   $    19,109,630   $         14,237,635
    5/99   $       15,111,005   $    18,044,432   $    18,658,642   $         14,038,309
    6/99   $       15,606,646   $    18,567,721   $    19,694,197   $         14,480,515
    7/99   $       15,143,129   $    18,023,686   $    19,079,738   $         14,114,158
    8/99   $       14,607,062   $    17,355,008   $    18,984,339   $         13,785,298
    9/99   $       14,244,807   $    16,747,582   $    18,464,168   $         13,297,299
   10/99   $       14,485,544   $    17,712,243   $    19,632,950   $         13,745,418
   11/99   $       14,659,371   $    17,574,088   $    20,031,499   $         13,668,443
   12/99   $       15,141,664   $    17,658,443   $    21,211,355   $         13,837,932
    1/00   $       14,752,523   $    17,082,778   $    20,146,545   $         13,313,474
    2/00   $       14,373,383   $    15,813,528   $    19,765,775   $         12,563,926
    3/00   $       15,701,484   $    17,742,778   $    21,698,868   $         13,726,089
    4/00   $       15,509,926   $    17,536,962   $    21,045,732   $         13,621,771
    5/00   $       15,240,053   $    17,721,100   $    20,614,294   $         13,827,459
    6/00   $       15,540,282   $    16,911,246   $    21,121,406   $         13,530,169
    7/00   $       15,302,516   $    17,122,636   $    20,791,912   $         13,608,644
    8/00   $       16,130,382   $    18,074,655   $    22,083,090   $         14,406,111
    9/00   $       15,348,058   $    18,240,942   $    20,917,103   $         14,374,417
   10/00   $       15,403,311   $    18,689,669   $    20,829,251   $         14,676,280
   11/00   $       14,593,097   $    17,996,282   $    19,187,906   $         14,159,675
   12/00   $       14,791,563   $    18,897,896   $    19,281,926   $         14,869,075
    1/01   $       14,775,293   $    18,971,598   $    19,966,435   $         14,992,488
    2/01   $       13,751,365   $    18,444,187   $    18,145,496   $         14,491,739
    3/01   $       12,997,790   $    17,793,107   $    16,995,072   $         13,961,341
    4/01   $       13,947,929   $    18,664,970   $    18,315,589   $         14,685,935
    5/01   $       13,984,193   $    19,084,931   $    18,438,303   $         14,941,470
    6/01   $       13,480,762   $    18,661,246   $    17,990,252   $         14,570,922
    7/01   $       13,525,249   $    18,622,057   $    17,813,948   $         14,554,894
    8/01   $       12,708,324   $    17,875,313   $    16,698,795   $         14,074,582
    9/01   $       11,933,116   $    16,616,891   $    15,351,202   $         13,104,843
   10/01   $       12,101,373   $    16,473,985   $    15,644,410   $         13,171,678
   11/01   $       12,869,810   $    17,431,124   $    16,844,336   $         13,851,337
   12/01   $       12,972,769   $    17,842,499   $    16,992,566   $         14,095,120
    1/02   $       12,808,014   $    17,705,111   $    16,744,475   $         13,956,988
    2/02   $       12,799,049   $    17,733,440   $    16,421,306   $         13,977,924
    3/02   $       13,316,130   $    18,572,231   $    17,038,748   $         14,507,687
    4/02   $       12,637,008   $    17,935,204   $    16,006,199   $         14,012,975
    5/02   $       12,743,159   $    18,024,880   $    15,887,754   $         14,025,586
    6/02   $       11,920,805   $    16,990,252   $    14,756,546   $         13,146,182

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Equity Income Fund, Russell 1000 Value Index, S&P 500 Index, and Lipper Equity Income Funds Index from June 30, 1992 to June 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Equity Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $5,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

    JPMORGAN SELECT LARGE CAP EQUITY FUND
    As of June 30, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Select Large Cap Equity Fund, which seeks capital growth over the long term, fell 13.31% during the six months ended June 30, 2002. This compares to a fall of 13.16% for the Fund's benchmark, the S&P 500 Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: During the first half of the reporting period, the Fund underwent portfolio restructuring under a new manager. This was accomplished without incurring net capital gains. A primary detractor to performance was the Fund's investment in Tyco International, which fell during the quarter on news of a planned breakup and accounting-related issues. The Fund benefited from a number of good stock picks, including Rohm & Haas (+23.3%) and Baker Hughes (+14.6%), which were added in January. As the reporting period ended, a major positive contributor was the Fund's overweight position in credit insurer AMBAC, which was up 13.9% during the quarter. Beyond this and other good stock selections, the Fund benefited by not owning several benchmark stocks that declined. Weighing in on the negative side was the position in Tyco International, which fell.

Q: HOW WAS THE FUND MANAGED?
A: Overall, we did not make any significant changes in our sector weightings, relative to the Fund's benchmark. We looked for exposure to companies that would benefit from a falling dollar, specifically multi-national consumer products companies that derive significant revenues from abroad. We also sought to minimize our exposure to companies that might be impacted by accounting-related issues, including the transparency of financial statements.

Q: WHAT'S AHEAD?
A: The broad economic backdrop is positive. Consumption, while weakening, is still fairly strong, and there are beginning signs that capital expenditures are at last picking up. Commodity prices are rising. Housing is strong. Banks are generally well capitalized, and inflation is low. The Fed Funds rate remains at a 40-year low of 1.75%, and we believe that they will remain at or about this level until corporate profits recover. Overall, we are looking for the U.S. economy to grow at a 2.8% annual rate in 2002, which compares to a 1.2% growth rate in 2001.

The equity markets, however, will likely remain unstable until accounting and corporate governance-related issues are resolved to the satisfaction of investors, and earnings begin to turn more consistently positive.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                       23.3%
Finance & Insurance                             21.4%
Technology                                      12.6%
Industrial Products & Services                  12.0%
Pharmaceuticals                                 10.6%
Energy                                           8.8%
Short-Term Investments                           4.2%
Utilities                                        3.6%
Telecommunications                               3.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  EXXON MOBIL CORP. (4.7%)

2.  MICROSOFT CORP. (3.5%)

3.  GENERAL ELECTRIC CO. (3.4%)

4.  CITIGROUP, INC. (3.2%)

5.  WAL-MART STORES, INC. (2.8%)

6.  CHEVRONTEXACO CORP. (2.4%)

7.  THE COCA-COLA CO. (2.3%)

8.  AMBAC FINANCIAL GROUP, INC. (2.2%)

9.  PROCTER & GAMBLE CO. (2.1%)

10. VERIZON COMMUNICATIONS, INC. (2.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 28.6% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($70,362 IN THOUSANDS). AS OF JUNE 30, 2002 THE FUND HELD 73 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                            1 YEAR     3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------
Select Large Cap Equity     (16.90%)   (11.22%)     1.68%       8.74%
----------------------------------------------------------------------

[CHART]

10-YEAR PERFORMANCE (6/30/92 TO 6/30/02)

              JPMORGAN SELECT                           LIPPER LARGE CAP CORE
           LARGE CAP EQUITY FUND      S&P 500 INDEX          FUNDS INDEX
    6/92   $           5,000,000   $        5,000,000   $           5,000,000
    7/92   $           5,218,000   $        5,204,500   $           5,172,000
    8/92   $           5,124,076   $        5,097,808   $           5,078,904
    9/92   $           5,186,077   $        5,157,452   $           5,138,835
   10/92   $           5,228,603   $        5,174,987   $           5,182,515
   11/92   $           5,402,716   $        5,350,937   $           5,393,962
   12/92   $           5,454,041   $        5,416,754   $           5,464,083
    1/93   $           5,445,315   $        5,462,254   $           5,529,106
    2/93   $           5,460,017   $        5,536,541   $           5,545,693
    3/93   $           5,586,144   $        5,653,362   $           5,695,427
    4/93   $           5,439,787   $        5,516,551   $           5,588,922
    5/93   $           5,563,270   $        5,664,394   $           5,733,676
    6/93   $           5,577,734   $        5,680,821   $           5,764,064
    7/93   $           5,541,479   $        5,658,098   $           5,742,161
    8/93   $           5,730,998   $        5,872,539   $           5,954,046
    9/93   $           5,694,892   $        5,827,321   $           5,954,046
   10/93   $           5,803,095   $        5,947,946   $           6,046,334
   11/93   $           5,768,857   $        5,891,441   $           5,950,802
   12/93   $           5,885,965   $        5,962,727   $           6,087,075
    1/94   $           6,107,277   $        6,165,460   $           6,283,079
    2/94   $           5,932,609   $        5,998,376   $           6,164,957
    3/94   $           5,672,761   $        5,736,847   $           5,881,369
    4/94   $           5,730,623   $        5,810,279   $           5,937,830
    5/94   $           5,803,402   $        5,905,567   $           5,984,739
    6/94   $           5,680,370   $        5,760,881   $           5,826,742
    7/94   $           5,816,131   $        5,949,838   $           6,001,544
    8/94   $           6,038,888   $        6,193,781   $           6,215,799
    9/94   $           5,865,572   $        6,042,033   $           6,085,268
   10/94   $           5,978,191   $        6,177,979   $           6,183,241
   11/94   $           5,767,759   $        5,953,101   $           5,965,590
   12/94   $           5,800,635   $        6,041,207   $           6,021,070
    1/95   $           5,863,862   $        6,197,674   $           6,127,041
    2/95   $           6,116,008   $        6,439,383   $           6,337,811
    3/95   $           6,275,024   $        6,629,345   $           6,495,623
    4/95   $           6,374,170   $        6,824,248   $           6,638,527
    5/95   $           6,606,190   $        7,097,218   $           6,852,951
    6/95   $           6,758,793   $        7,261,873   $           7,033,184
    7/95   $           7,041,310   $        7,502,967   $           7,273,015
    8/95   $           7,087,079   $        7,521,725   $           7,283,925
    9/95   $           7,228,820   $        7,839,141   $           7,556,344
   10/95   $           7,109,545   $        7,810,921   $           7,521,584
   11/95   $           7,408,856   $        8,153,820   $           7,815,678
   12/95   $           7,488,872   $        8,311,189   $           7,933,695
    1/96   $           7,721,776   $        8,593,769   $           8,166,946
    2/96   $           7,864,629   $        8,673,691   $           8,266,582
    3/96   $           8,040,797   $        8,756,959   $           8,341,808
    4/96   $           8,128,441   $        8,885,686   $           8,462,765
    5/96   $           8,269,063   $        9,114,937   $           8,631,174
    6/96   $           8,235,987   $        9,149,573   $           8,643,257
    7/96   $           7,876,074   $        8,745,162   $           8,289,748
    8/96   $           8,099,755   $        8,929,685   $           8,477,925
    9/96   $           8,499,073   $        9,432,426   $           8,917,082
   10/96   $           8,637,608   $        9,692,761   $           9,094,532
   11/96   $           9,232,739   $       10,425,534   $           9,683,857
   12/96   $           8,975,145   $       10,219,108   $           9,505,674
    1/97   $           9,583,660   $       10,857,803   $          10,025,635
    2/97   $           9,603,786   $       10,942,494   $          10,013,604
    3/97   $           9,186,982   $       10,492,757   $           9,585,022
    4/97   $           9,673,892   $       11,119,175   $          10,116,032
    5/97   $          10,265,934   $       11,796,332   $          10,730,075
    6/97   $          10,632,428   $       12,324,808   $          11,195,760
    7/97   $          11,559,575   $       13,305,863   $          12,080,226
    8/97   $          11,101,816   $       12,560,735   $          11,465,342
    9/97   $          11,620,271   $       13,249,063   $          12,055,807
   10/97   $          11,386,704   $       12,806,544   $          11,684,488
   11/97   $          11,786,377   $       13,399,487   $          12,066,571
   12/97   $          12,072,786   $       13,629,958   $          12,286,183
    1/98   $          12,028,117   $       13,781,251   $          12,407,816
    2/98   $          12,909,778   $       14,774,879   $          13,287,530
    3/98   $          13,520,410   $       15,531,353   $          13,945,263
    4/98   $          13,665,078   $       15,688,220   $          14,086,110
    5/98   $          13,386,311   $       15,418,382   $          13,845,237
    6/98   $          13,797,271   $       16,044,368   $          14,502,886
    7/98   $          13,521,325   $       15,874,298   $          14,385,413
    8/98   $          11,453,915   $       13,578,875   $          12,231,917
    9/98   $          12,380,536   $       14,449,280   $          12,839,843
   10/98   $          13,276,887   $       15,624,007   $          13,802,831
   11/98   $          13,846,465   $       16,570,822   $          14,624,099
   12/98   $          14,869,719   $       17,525,301   $          15,595,140
    1/99   $          15,292,019   $       18,257,859   $          16,140,970
    2/99   $          14,706,335   $       17,690,039   $          15,642,214
    3/99   $          15,171,055   $       18,397,641   $          16,271,031
    4/99   $          16,014,566   $       19,109,630   $          16,707,094
    5/99   $          15,904,065   $       18,658,642   $          16,264,356
    6/99   $          16,514,781   $       19,694,197   $          17,171,907
    7/99   $          15,940,067   $       19,079,738   $          16,668,770
    8/99   $          15,525,625   $       18,984,339   $          16,498,749
    9/99   $          15,236,849   $       18,464,168   $          16,051,633
   10/99   $          15,981,931   $       19,632,950   $          17,035,598
   11/99   $          16,379,881   $       20,031,499   $          17,452,970
   12/99   $          17,444,573   $       21,211,355   $          18,613,593
    1/00   $          16,741,557   $       20,146,545   $          17,861,603
    2/00   $          16,644,456   $       19,765,775   $          17,856,245
    3/00   $          18,159,101   $       21,698,868   $          19,407,953
    4/00   $          17,563,482   $       21,045,732   $          18,773,313
    5/00   $          16,743,268   $       20,614,294   $          18,294,593
    6/00   $          17,572,060   $       21,121,406   $          18,964,175
    7/00   $          17,521,101   $       20,791,912   $          18,668,334
    8/00   $          18,433,950   $       22,083,090   $          19,956,449
    9/00   $          17,198,875   $       20,917,103   $          18,894,766
   10/00   $          16,961,531   $       20,829,251   $          18,675,587
   11/00   $          15,433,297   $       19,187,906   $          17,032,135
   12/00   $          15,322,177   $       19,281,926   $          17,239,927
    1/01   $          15,682,248   $       19,966,435   $          17,727,817
    2/01   $          14,195,571   $       18,145,496   $          16,077,357
    3/01   $          13,240,209   $       16,995,072   $          15,090,208
    4/01   $          14,348,415   $       18,315,589   $          16,237,063
    5/01   $          14,301,065   $       18,438,303   $          16,327,991
    6/01   $          13,909,216   $       17,990,252   $          15,893,666
    7/01   $          13,829,933   $       17,813,948   $          15,663,208
    8/01   $          12,888,115   $       16,698,795   $          14,740,645
    9/01   $          11,971,770   $       15,351,202   $          13,621,830
   10/01   $          12,340,500   $       15,644,410   $          13,943,305
   11/01   $          13,229,016   $       16,844,336   $          14,856,592
   12/01   $          13,333,526   $       16,992,566   $          15,024,471
    1/02   $          13,081,522   $       16,744,475   $          14,787,085
    2/02   $          12,823,816   $       16,421,306   $          14,538,662
    3/02   $          13,339,333   $       17,038,748   $          15,032,976
    4/02   $          12,408,248   $       16,006,199   $          14,246,752
    5/02   $          12,398,321   $       15,887,754   $          14,142,750
    6/02   $          11,553,919   $       14,756,546   $          13,165,486

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Large Cap Equity Fund, S&P 500 Index, and Lipper Large-Cap Core Funds Index from June 30, 1992 to June 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $5,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

    JPMORGAN SELECT LARGE CAP GROWTH FUND
    As of June 30, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Select Large Cap Growth Fund, which seeks long-term capital growth, fell 20.52% during the six months ended June 30, 2002. This compares to a fall of 20.78% for the Fund's benchmark, the Russell 1000 Growth Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: During the beginning of the reporting period, the most significant contributor to performance was Tricon Global Restaurants, the operator of Kentucky Fried Chicken, Taco Bell and Pizza Hut restaurants. In January and February, Tricon posted strong comparative store figures due to new product launches at Taco Bell and Pizza Hut. Another major contributor was our decision to have no exposure to the wireless telecommunications sector, specifically AT&T Wireless, Sprint PCS and Qualcomm, which declined on concerns about the industry's ability to profitably increase penetration rates and to fund next generation infrastructure builds. The largest detractor to Fund performance was Tyco International, which fell substantially on news of a planned company breakup and accounting-related issues. Towards the end of the reporting period, a major contributor to performance was a position in Unilever, a food company based in the Netherlands that did well over this period. Here, we saw its potential value when the stock was inexpensive relative to its U.S. peers. Tyco continued to be a major detractor from performance, falling more than 50% in the second quarter owing, in part, to the resignation of its chairman on charges of alleged personal sales tax evasion and a continuing probe of its accounting practices. In light of these developments, we eliminated our Tyco position from the Fund during the second quarter.

Q: HOW WAS THE FUND MANAGED?
A: Clearly, investor sentiment became increasingly negative throughout the first half of 2002. The Fund was overweighted in traditionally defensive sectors such as consumer staples and pharmaceuticals, and accordingly, strategic shifts were moderate. However, the pharmaceutical sector has continued to lag general markets due to pipeline deficiencies, patent expirations, and manufacturing issues among other things. In response to this, we have reduced our overall exposure to this sector by eliminating some larger positions and replacing them with smaller positions in companies we believe will be less affected by the aforementioned issues. Similarly in technology, we have reduced the Fund's overall exposure moderately by eliminating some of the companies that we believe have further downside. Consumer staples have fared well on a relative basis, and we have continued to maintain our overweight in this sector.

Q: WHAT'S AHEAD?
A: We expect that U.S. economic growth will average about 2.8% this year. One of our concerns is whether consumers will be able to carry the economy until corporate capital spending picks up. In this regard, while consumer spending patterns are moderating, we believe wage growth will continue to outpace inflation, thereby providing the means for consumers to pick up the pieces.

In light of the above, we have trimmed our technology exposure accordingly, and we have maintained our overweight in consumer staples for the time being. We believe that the economic underpinnings are continuing to improve, and with first half corporate earnings up roughly 6-8% year over year, we remain confident that these earnings improvements will ultimately show through in improved stock prices.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                       28.2%
Technology                                      26.6%
Pharmaceuticals                                 24.1%
Finance & Insurance                             11.0%
Industrial Products & Services                   5.4%
Short-Term Investments                           1.4%
Energy                                           1.3%
Telecommunications                               1.1%
Health Services & Systems                        0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  MICROSOFT CORP. (7.8%)

2.  WAL-MART STORES, INC. (5.9%)

3.  PFIZER, INC. (5.8%)

4.  GENERAL ELECTRIC CO. (5.4%)

5.  INTEL CORP. (4.3%)

6.  JOHNSON & JOHNSON (3.9%)

7.  INTERNATIONAL BUSINESS MACHINES CORP. (3.6%)

8.  HOME DEPOT, INC. (3.2%)

9.  THE COCA-COLA CO. (3.1%)

10. YUM! BRANDS, INC. (2.8%)

TOP 10 EQUITY HOLDINGS COMPRISED 45.8% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($134,107 IN THOUSANDS). AS OF JUNE 30, 2002 THE FUND HELD 47 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                            1 YEAR     3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------
Select Large Cap Growth     (26.72%)   (16.46%)     1.49%       8.98%
----------------------------------------------------------------------

[CHART]

10-YEAR PERFORMANCE (6/30/92 TO 6/30/02)

                 JPMORGAN SELECT         RUSSELL 1000        S&P 500/BARRA    LIPPER LARGE CAP GROWTH
           LARGE CAP GROWTH FUND         GROWTH INDEX         GROWTH INDEX                FUNDS INDEX
    6/92   $           5,000,000   $        5,000,000   $        5,000,000   $              5,000,000
    7/92   $           5,220,500   $        5,224,000   $        5,225,500   $              5,181,000
    8/92   $           5,184,479   $        5,160,267   $        5,165,407   $              5,090,333
    9/92   $           5,333,273   $        5,220,126   $        5,226,359   $              5,181,449
   10/92   $           5,431,405   $        5,298,428   $        5,304,858   $              5,286,115
   11/92   $           5,619,875   $        5,528,910   $        5,518,909   $              5,555,707
   12/92   $           5,582,222   $        5,584,199   $        5,555,169   $              5,637,375
    1/93   $           5,519,143   $        5,519,981   $        5,495,451   $              5,661,616
    2/93   $           5,543,979   $        5,432,765   $        5,450,938   $              5,559,141
    3/93   $           5,685,350   $        5,537,617   $        5,527,959   $              5,736,478
    4/93   $           5,564,821   $        5,316,113   $        5,272,955   $              5,559,220
    5/93   $           5,682,239   $        5,502,177   $        5,460,672   $              5,769,359
    6/93   $           5,595,300   $        5,451,557   $        5,414,147   $              5,815,514
    7/93   $           5,586,908   $        5,353,974   $        5,302,832   $              5,775,968
    8/93   $           5,771,834   $        5,573,487   $        5,496,385   $              6,015,671
    9/93   $           5,771,257   $        5,531,685   $        5,412,071   $              6,105,906
   10/93   $           5,858,980   $        5,685,466   $        5,613,346   $              6,175,513
   11/93   $           5,825,584   $        5,647,942   $        5,609,416   $              6,050,768
   12/93   $           5,967,728   $        5,745,652   $        5,648,458   $              6,238,947
    1/94   $           6,147,954   $        5,878,376   $        5,769,448   $              6,466,045
    2/94   $           6,032,372   $        5,771,390   $        5,666,348   $              6,361,295
    3/94   $           5,751,867   $        5,492,632   $        5,404,732   $              6,050,227
    4/94   $           5,760,494   $        5,518,996   $        5,429,216   $              6,079,873
    5/94   $           5,887,801   $        5,602,333   $        5,517,549   $              6,116,353
    6/94   $           5,754,737   $        5,437,064   $        5,399,860   $              5,888,213
    7/94   $           5,902,634   $        5,623,012   $        5,571,953   $              6,057,204
    8/94   $           6,106,865   $        5,936,214   $        5,869,663   $              6,367,939
    9/94   $           5,951,751   $        5,854,887   $        5,785,785   $              6,216,382
   10/94   $           6,102,330   $        5,993,063   $        5,920,652   $              6,375,521
   11/94   $           5,968,689   $        5,801,285   $        5,726,692   $              6,140,265
   12/94   $           6,114,922   $        5,898,746   $        5,825,534   $              6,188,159
    1/95   $           6,257,399   $        6,024,390   $        5,970,008   $              6,236,426
    2/95   $           6,541,485   $        6,276,812   $        6,203,017   $              6,450,959
    3/95   $           6,714,181   $        6,460,095   $        6,397,606   $              6,634,167
    4/95   $           6,812,879   $        6,601,571   $        6,564,071   $              6,815,279
    5/95   $           6,995,464   $        6,831,965   $        6,798,868   $              7,040,865
    6/95   $           7,214,422   $        7,095,679   $        7,058,925   $              7,400,653
    7/95   $           7,419,312   $        7,390,860   $        7,284,034   $              7,803,249
    8/95   $           7,511,311   $        7,398,989   $        7,260,361   $              7,846,947
    9/95   $           7,771,954   $        7,740,083   $        7,619,240   $              8,138,069
   10/95   $           7,699,675   $        7,745,501   $        7,680,042   $              8,091,682
   11/95   $           8,125,467   $        8,046,801   $        7,956,677   $              8,346,570
   12/95   $           8,144,968   $        8,092,668   $        8,046,906   $              8,349,909
    1/96   $           8,287,505   $        8,363,772   $        8,353,895   $              8,595,396
    2/96   $           8,410,988   $        8,516,829   $        8,430,250   $              8,788,792
    3/96   $           8,461,454   $        8,527,901   $        8,395,011   $              8,793,187
    4/96   $           8,552,838   $        8,752,185   $        8,558,294   $              9,002,464
    5/96   $           8,655,472   $        9,057,636   $        8,872,897   $              9,268,037
    6/96   $           8,680,573   $        9,070,317   $        8,983,454   $              9,184,625
    7/96   $           8,132,829   $        8,538,796   $        8,569,316   $              8,693,247
    8/96   $           8,319,071   $        8,759,097   $        8,696,142   $              8,954,045
    9/96   $           8,783,275   $        9,396,759   $        9,299,741   $              9,577,246
   10/96   $           8,862,324   $        9,453,140   $        9,501,546   $              9,696,962
   11/96   $           9,590,807   $       10,163,071   $       10,211,691   $             10,324,355
   12/96   $           9,322,265   $        9,963,875   $        9,975,699   $             10,068,311
    1/97   $           9,546,931   $       10,662,342   $       10,756,796   $             10,706,642
    2/97   $           9,441,915   $       10,589,838   $       10,846,723   $             10,552,467
    3/97   $           9,103,895   $       10,016,928   $       10,331,721   $             10,012,180
    4/97   $           9,726,601   $       10,682,052   $       11,165,904   $             10,561,849
    5/97   $          10,460,959   $       11,453,296   $       11,826,925   $             11,278,999
    6/97   $          10,974,592   $       11,911,428   $       12,426,551   $             11,751,589
    7/97   $          12,068,759   $       12,964,398   $       13,410,361   $             12,875,041
    8/97   $          11,430,322   $       12,205,981   $       12,518,169   $             12,173,351
    9/97   $          11,994,980   $       12,806,515   $       13,156,220   $             12,845,320
   10/97   $          11,681,911   $       12,332,674   $       12,760,350   $             12,399,587
   11/97   $          12,107,132   $       12,856,813   $       13,436,648   $             12,674,858
   12/97   $          12,385,596   $       13,000,809   $       13,601,919   $             12,847,236
    1/98   $          12,565,188   $       13,389,533   $       14,058,944   $             13,074,632
    2/98   $          13,625,689   $       14,396,426   $       15,036,040   $             14,073,534
    3/98   $          14,206,144   $       14,970,844   $       15,813,403   $             14,727,953
    4/98   $          14,635,169   $       15,177,441   $       15,946,236   $             14,975,383
    5/98   $          14,216,603   $       14,746,402   $       15,625,717   $             14,639,934
    6/98   $          15,073,865   $       15,650,356   $       16,738,268   $             15,477,339
    7/98   $          14,914,082   $       15,547,064   $       16,728,225   $             15,469,600
    8/98   $          12,797,773   $       13,213,450   $       14,551,883   $             12,943,414
    9/98   $          13,849,750   $       14,228,243   $       15,525,404   $             13,884,401
   10/98   $          15,083,763   $       15,372,193   $       16,827,985   $             14,779,944
   11/98   $          16,006,890   $       16,542,017   $       17,967,240   $             15,795,327
   12/98   $          17,445,909   $       18,034,107   $       19,334,547   $             17,532,813
    1/99   $          18,693,291   $       19,092,709   $       20,515,887   $             18,670,692
    2/99   $          18,048,373   $       18,220,172   $       19,711,665   $             17,903,327
    3/99   $          19,198,054   $       19,180,376   $       20,665,709   $             18,920,236
    4/99   $          19,476,426   $       19,205,310   $       20,626,444   $             18,984,564
    5/99   $          18,860,971   $       18,615,707   $       20,024,152   $             18,356,175
    6/99   $          20,267,999   $       19,918,806   $       21,457,881   $             19,631,929
    7/99   $          19,884,934   $       19,285,388   $       20,779,812   $             19,015,487
    8/99   $          20,191,162   $       19,599,740   $       21,068,652   $             19,019,290
    9/99   $          20,049,824   $       19,188,146   $       20,710,485   $             18,827,195
   10/99   $          21,086,400   $       20,636,851   $       22,143,650   $             20,271,241
   11/99   $          21,912,987   $       21,749,177   $       23,091,398   $             21,272,640
   12/99   $          23,959,660   $       24,011,091   $       24,800,162   $             23,636,031
    1/00   $          22,752,093   $       22,884,971   $       23,158,391   $             22,688,226
    2/00   $          24,080,815   $       24,004,046   $       23,644,717   $             23,881,626
    3/00   $          25,434,157   $       25,722,736   $       25,831,854   $             25,558,117
    4/00   $          24,124,298   $       24,498,334   $       24,553,177   $             23,579,918
    5/00   $          22,090,620   $       23,263,618   $       23,551,407   $             22,221,715
    6/00   $          24,140,629   $       25,027,000   $       25,452,006   $             23,690,571
    7/00   $          23,430,895   $       23,983,374   $       24,319,392   $             23,209,652
    8/00   $          25,134,321   $       26,153,869   $       25,727,484   $             25,217,287
    9/00   $          21,995,044   $       23,679,713   $       23,216,482   $             23,293,208
   10/00   $          20,895,292   $       22,559,663   $       22,612,853   $             22,060,997
   11/00   $          18,423,379   $       19,234,369   $       20,209,107   $             19,100,411
   12/00   $          18,038,330   $       18,626,563   $       19,334,053   $             18,981,989
    1/01   $          18,942,050   $       19,913,658   $       19,885,073   $             19,534,365
    2/01   $          16,348,884   $       16,532,319   $       17,548,577   $             16,510,445
    3/01   $          14,818,628   $       14,733,603   $       15,967,450   $             14,795,010
    4/01   $          16,576,118   $       16,597,403   $       17,394,940   $             16,383,994
    5/01   $          16,360,628   $       16,353,422   $       17,436,688   $             16,259,475
    6/01   $          16,129,943   $       15,974,022   $       17,199,549   $             15,791,203
    7/01   $          15,873,477   $       15,574,672   $       17,154,830   $             15,225,878
    8/01   $          14,711,539   $       14,300,663   $       16,002,026   $             14,068,711
    9/01   $          13,219,789   $       12,873,457   $       14,928,290   $             12,653,399
   10/01   $          13,937,623   $       13,549,314   $       15,477,651   $             13,178,515
   11/01   $          14,837,993   $       14,851,403   $       16,848,971   $             14,385,666
   12/01   $          14,872,121   $       14,823,185   $       16,872,559   $             14,451,841
    1/02   $          14,736,785   $       14,560,815   $       16,847,251   $             14,125,229
    2/02   $          14,315,313   $       13,956,541   $       16,350,257   $             13,540,444
    3/02   $          14,575,851   $       14,439,437   $       16,739,393   $             14,084,770
    4/02   $          13,249,449   $       13,261,179   $       15,540,852   $             13,146,725
    5/02   $          13,030,833   $       12,940,259   $       15,239,360   $             12,907,454
    6/02   $          11,816,863   $       11,743,285   $       14,017,163   $             11,856,787

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Large Cap Growth Fund, Russell 1000 Growth Index, S&P 500/BARRA Growth Index, and Lipper Large-Cap Growth Funds Index from June 30, 1992 to June 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500/BARRA Growth Index contains large U.S. companies with high price-to-book ratios relative to the S&P 500 Index. The Lipper Large-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $5,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

    JPMORGAN SELECT MID CAP EQUITY FUND
    As of June 30, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Select Mid Cap Equity Fund, which seeks long-term capital growth, fell 5.84% during the six months ended June 30, 2002. This compares with a decline of 5.71% for the Fund's benchmark, the Russell MidCap Index. The Fund's previous benchmark was the S&P MidCap 400 Index.

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: In the past six months investor confidence was rattled as each month brought further revelations of corporate malpractice and accounting malfeasance. A positive sub-theme, however, was the emerging U.S. economic recovery. Although the pace of recovery seems to have slowed since the first quarter, a wide range of indicators showed the economy continuing to grow at a modest pace.

Solid stock selection in the healthcare and utility sectors contributed to performance. Oxford Health Plans, the strongest performer in the portfolio and the healthcare sector, advanced after management announced an increase in membership enrollment. Trigon, the largest managed health care company in Virginia, advanced after announcing it had entered into an agreement to be acquired by Anthem, a provider of health benefits management products and services. Within utilities, our good performance came from an overweight of high dividend paying electricity distributors while largely avoiding generation and trading companies (which posted declines of 30%-70%). In addition, our lack of exposure to Adelphia Communications, which declined 98%, aided our relative performance.

From a negative perspective, the financial services sector detracted from the Fund's relative performance. In particular our overweight exposure to Affiliated Computer ("ACS"), a provider of IT outsourcing services, hurt performance as the stock came under intense selling pressure even though the company's fundamentals remain strong.

Q: HOW WAS THE FUND MANAGED?
A: During the first half of the year the Fund increased its energy exposure and initiated positions in Ensco and FMC Technologies. Ensco, an offshore oil and gas contract drilling company, is primarily engaged in drilling activity in the U.S. Gulf, where the recovery in drilling activity has happened sooner than anticipated. FMC Technologies designs and manufactures products used in offshore exploration and production of crude oil and natural gas.

Q: WHAT'S AHEAD?
A: Although evidence of a recovering economy is gathering, investors appear to be taking a wait-and-see approach regarding corporate earnings. We continue to believe that as the U.S. economy strengthens, corporate earnings will ultimately respond positively in the latter half of 2002, providing stocks with a much needed stimulus for recovery.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                       20.7%
Technology                                      16.1%
Finance & Insurance                             16.1%
Health Services & Systems                       11.7%
Industrial Products & Services                   8.8%
Utilities                                        7.5%
Energy                                           6.6%
REITs                                            5.4%
Pharmaceuticals                                  3.2%
Short-Term Investments                           2.7%
Telecommunications                               1.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  JONES APPAREL GROUP, INC. (1.9%)

2.  PUBLIC STORAGE, INC. (1.8%)

3.  RADIAN GROUP, INC. (1.8%)

4.  DENTSPLY INTERNATIONAL, INC. (1.6%)

5.  LENNAR CORP. (1.6%)

6.  ENERGY EAST CORP. (1.4%)

7.  DELUXE CORP. (1.4%)

8.  PEPSI BOTTLING GROUP, INC. (1.4%)

9.  VISHAY INTERTECHNOLOGY, INC. (1.4%)

10. DOMINION RESOURCES, INC. (1.3%)

TOP 10 EQUITY HOLDINGS COMPRISED 15.6% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($23,756 IN THOUSANDS). AS OF JUNE 30, 2002 THE FUND HELD 181 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                             1 YEAR     3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------------------
Select Mid Cap Equity        (6.79%)     6.07%     10.18%      12.41%
---------------------------------------------------------------------

[CHART]

10-YEAR PERFORMANCE (6/30/92 TO 6/30/02)

           JPMORGAN SELECT       RUSSELL MIDCAP   S&P MIDCAP        LIPPER MID-CAP CORE
           MID CAP EQUITY FUND   INDEX            400 INDEX         FUNDS INDEX
    6/92   $         5,000,000   $    5,000,000   $     5,000,000   $         5,000,000
    7/92   $         5,178,000   $    5,209,000   $     5,248,000   $         5,163,500
    8/92   $         5,048,032   $    5,089,193   $     5,122,573   $         5,059,714
    9/92   $         5,233,295   $    5,194,539   $     5,194,289   $         5,115,371
   10/92   $         5,366,221   $    5,321,806   $     5,318,432   $         5,340,447
   11/92   $         5,680,681   $    5,590,025   $     5,615,733   $         5,799,725
   12/92   $         5,806,224   $    5,740,396   $     5,803,860   $         6,010,255
    1/93   $         6,041,957   $    5,855,204   $     5,876,408   $         6,169,527
    2/93   $         5,924,139   $    5,861,645   $     5,794,138   $         5,927,065
    3/93   $         6,235,749   $    6,052,148   $     5,994,036   $         6,114,953
    4/93   $         6,103,551   $    5,891,766   $     5,836,992   $         5,909,490
    5/93   $         6,467,933   $    6,078,535   $     6,103,159   $         6,214,420
    6/93   $         6,505,447   $    6,147,223   $     6,133,675   $         6,275,943
    7/93   $         6,541,877   $    6,176,729   $     6,122,021   $         6,319,247
    8/93   $         6,903,643   $    6,451,594   $     6,374,860   $         6,615,619
    9/93   $         7,016,172   $    6,476,110   $     6,442,434   $         6,854,443
   10/93   $         7,054,761   $    6,481,291   $     6,463,694   $         6,987,419
   11/93   $         6,794,441   $    6,330,925   $     6,320,846   $         6,743,558
   12/93   $         7,070,295   $    6,560,104   $     6,614,134   $         7,050,390
    1/94   $         7,319,876   $    6,741,163   $     6,768,243   $         7,244,981
    2/94   $         7,332,320   $    6,649,483   $     6,672,134   $         7,193,542
    3/94   $         6,979,635   $    6,366,215   $     6,363,214   $         6,818,039
    4/94   $         6,955,207   $    6,410,142   $     6,410,302   $         6,852,129
    5/94   $         6,858,529   $    6,419,117   $     6,349,404   $         6,763,051
    6/94   $         6,669,920   $    6,229,111   $     6,130,984   $         6,491,177
    7/94   $         6,807,987   $    6,442,769   $     6,338,212   $         6,640,474
    8/94   $         7,113,666   $    6,748,156   $     6,670,334   $         7,022,301
    9/94   $         7,152,080   $    6,583,501   $     6,545,599   $         7,030,728
   10/94   $         7,127,047   $    6,634,194   $     6,616,946   $         7,109,472
   11/94   $         6,869,761   $    6,341,626   $     6,318,522   $         6,847,132
   12/94   $         6,935,024   $    6,424,068   $     6,376,652   $         7,002,562
    1/95   $         6,845,562   $    6,555,761   $     6,442,969   $         6,910,829
    2/95   $         7,123,492   $    6,895,349   $     6,781,225   $         7,178,278
    3/95   $         7,446,186   $    7,092,556   $     6,892,437   $         7,326,868
    4/95   $         7,476,715   $    7,199,654   $     7,037,178   $         7,322,472
    5/95   $         7,696,531   $    7,436,523   $     7,206,774   $         7,427,183
    6/95   $         7,918,191   $    7,686,390   $     7,500,090   $         7,884,698
    7/95   $         8,454,252   $    8,059,948   $     7,890,095   $         8,386,953
    8/95   $         8,535,413   $    8,183,265   $     8,037,639   $         8,499,338
    9/95   $         8,724,899   $    8,368,207   $     8,232,150   $         8,704,172
   10/95   $         8,308,721   $    8,180,759   $     8,020,584   $         8,423,898
   11/95   $         8,594,541   $    8,587,343   $     8,371,084   $         8,679,984
   12/95   $         8,644,390   $    8,637,150   $     8,350,156   $         8,778,936
    1/96   $         8,657,356   $    8,819,394   $     8,471,233   $         8,874,627
    2/96   $         8,819,249   $    9,026,649   $     8,758,408   $         9,224,287
    3/96   $         8,891,567   $    9,157,536   $     8,863,509   $         9,330,366
    4/96   $         9,168,095   $    9,416,694   $     9,133,846   $         9,844,469
    5/96   $         9,353,290   $    9,558,886   $     9,257,153   $        10,096,488
    6/96   $         9,085,786   $    9,415,503   $     9,118,296   $         9,746,140
    7/96   $         8,251,711   $    8,832,683   $     8,500,987   $         9,013,230
    8/96   $         8,915,974   $    9,253,119   $     8,991,494   $         9,499,944
    9/96   $         9,687,205   $    9,710,223   $     9,383,523   $         9,997,742
   10/96   $         9,265,812   $    9,787,905   $     9,410,735   $         9,892,765
   11/96   $         9,353,837   $   10,383,988   $     9,940,560   $        10,326,068
   12/96   $         9,283,683   $   10,278,072   $     9,951,494   $        10,350,851
    1/97   $         9,533,414   $   10,662,471   $    10,324,675   $        10,678,973
    2/97   $         9,131,104   $   10,646,478   $    10,240,013   $        10,386,369
    3/97   $         8,422,531   $   10,194,002   $     9,803,788   $         9,895,094
    4/97   $         8,467,170   $   10,447,833   $    10,057,706   $         9,959,412
    5/97   $         9,444,281   $   11,210,525   $    10,936,750   $        10,987,223
    6/97   $         9,916,495   $   11,577,109   $    11,248,447   $        11,384,961
    7/97   $        10,523,385   $   12,542,640   $    12,357,544   $        12,184,185
    8/97   $        10,310,813   $   12,407,179   $    12,342,715   $        12,215,864
    9/97   $        11,032,569   $   13,115,629   $    13,052,421   $        13,044,099
   10/97   $        10,574,718   $   12,605,431   $    12,484,641   $        12,519,727
   11/97   $        10,480,603   $   12,905,441   $    12,669,414   $        12,503,451
   12/97   $        10,676,590   $   13,260,340   $    13,160,987   $        12,650,992
    1/98   $        10,715,026   $   13,011,046   $    12,910,928   $        12,428,334
    2/98   $        11,829,389   $   14,028,510   $    13,979,953   $        13,487,228
    3/98   $        12,511,944   $   14,693,461   $    14,610,449   $        14,144,056
    4/98   $        12,823,492   $   14,730,195   $    14,877,820   $        14,306,713
    5/98   $        11,987,400   $   14,273,559   $    14,208,318   $        13,569,917
    6/98   $        12,579,578   $   14,471,961   $    14,297,831   $        13,724,614
    7/98   $        11,812,223   $   13,781,649   $    13,743,075   $        12,943,684
    8/98   $         9,205,266   $   11,577,963   $    11,185,489   $        10,305,761
    9/98   $        10,130,395   $   12,327,057   $    12,229,095   $        11,204,423
   10/98   $        10,501,167   $   13,167,762   $    13,322,376   $        11,841,955
   11/98   $        11,176,392   $   13,791,914   $    13,987,162   $        12,436,421
   12/98   $        12,410,266   $   14,601,500   $    15,676,812   $        13,632,805
    1/99   $        12,612,553   $   14,576,677   $    15,066,984   $        13,568,731
    2/99   $        11,595,982   $   14,091,274   $    14,277,474   $        12,612,135
    3/99   $        12,070,257   $   14,532,331   $    14,677,243   $        12,979,148
    4/99   $        12,580,829   $   15,606,270   $    15,833,810   $        13,724,152
    5/99   $        12,447,472   $   15,561,012   $    15,903,478   $        13,887,469
    6/99   $        13,493,060   $   16,110,316   $    16,752,724   $        14,644,336
    7/99   $        13,166,528   $   15,667,282   $    16,397,566   $        14,358,771
    8/99   $        12,949,280   $   15,261,499   $    15,836,770   $        13,962,469
    9/99   $        13,125,390   $   14,724,294   $    15,347,413   $        13,701,371
   10/99   $        13,614,968   $   15,422,226   $    16,130,132   $        14,380,959
   11/99   $        14,332,476   $   15,866,386   $    16,976,963   $        15,460,969
   12/99   $        15,520,639   $   17,262,628   $    17,985,395   $        17,478,626
    1/00   $        14,834,626   $   16,691,235   $    17,478,207   $        17,293,352
    2/00   $        15,867,116   $   17,974,791   $    18,701,681   $        20,167,507
    3/00   $        17,003,202   $   19,004,747   $    20,267,012   $        20,012,218
    4/00   $        16,824,668   $   18,105,822   $    19,559,693   $        18,651,387
    5/00   $        16,119,715   $   17,626,018   $    19,315,197   $        17,884,815
    6/00   $        16,556,559   $   18,147,748   $    19,614,583   $        19,340,639
    7/00   $        16,505,234   $   17,944,493   $    19,924,493   $        18,785,562
    8/00   $        18,343,917   $   19,663,576   $    22,150,059   $        20,619,033
    9/00   $        17,973,369   $   19,382,386   $    21,999,439   $        20,070,567
   10/00   $        17,827,785   $   19,083,898   $    21,253,658   $        19,358,062
   11/00   $        16,396,214   $   17,366,347   $    19,649,007   $        17,217,060
   12/00   $        17,804,649   $   18,687,926   $    21,152,156   $        18,570,321
    1/01   $        17,936,403   $   18,988,802   $    21,623,849   $        19,118,146
    2/01   $        17,039,583   $   17,832,384   $    20,389,127   $        17,617,371
    3/01   $        15,788,878   $   16,726,776   $    18,874,215   $        16,442,293
    4/01   $        17,091,460   $   18,156,915   $    20,956,041   $        18,032,262
    5/01   $        17,414,489   $   18,494,634   $    21,444,316   $        18,459,627
    6/01   $        17,275,173   $   18,320,784   $    21,358,539   $        18,507,622
    7/01   $        16,991,860   $   17,796,810   $    21,040,297   $        17,924,632
    8/01   $        16,454,917   $   17,111,633   $    20,352,279   $        17,152,080
    9/01   $        14,615,257   $   15,047,970   $    17,820,456   $        14,960,044
   10/01   $        15,106,330   $   15,643,869   $    18,608,120   $        15,708,047
   11/01   $        16,082,199   $   16,954,826   $    19,992,564   $        16,895,575
   12/01   $        17,101,810   $   17,636,409   $    21,024,180   $        17,657,565
    1/02   $        16,771,745   $   17,530,591   $    20,912,752   $        17,456,269
    2/02   $        16,458,114   $   17,344,767   $    20,939,939   $        17,154,276
    3/02   $        17,384,706   $   18,385,453   $    22,435,050   $        18,312,189
    4/02   $        17,362,106   $   18,028,775   $    22,329,606   $        18,010,038
    5/02   $        17,223,209   $   17,825,050   $    21,952,235   $        17,644,434
    6/02   $        16,108,238   $   16,630,771   $    20,345,332   $        16,368,742

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Mid Cap Equity Fund, Russell MidCap Index, S&P MidCap 400 Index, and Lipper Mid-Cap Core Funds Index from June 30, 1992 to June 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Index measures the performance of the smallest 800 companies of the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Lipper Mid-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $5,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

    JPMORGAN SELECT SMALL CAP EQUITY FUND
    As of June 30, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Select Small Cap Equity Fund, which seeks capital growth over the long-term, fell 1.62% during the six months ended June 30, 2002. This compares with a decline of 0.02% for the Fund's benchmark, the S&P SmallCap 600 Index.

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: The Fund trailed its benchmark during the period. Its losses occurred during a six months when small cap stocks withstood the equity market storms far better than the large cap universe, where a series of accounting scandals caused the quality of financial reports to be called into question.

Stock picking was strong in the health services and systems sector, where hospital manager Province Healthcare and dental distributors Patterson Dental and Henry Schein made gains in spite of the equity market's downward trend. Consumer staples was another sector where the Fund outperformed its benchmark, with Constellation Brands, a marketer of beer, wine and spirits, performing well. Additionally, we were underweighted in the systems hardware sector, which fell by more than 25%.

From a negative perspective, two consumer cyclical holdings fell significantly. Copart, which provides vehicle salvage services to insurance companies, was one of the weakest performers after making substantial gains for the portfolio in 2001. The company announced earnings during the six months that disappointed analysts and investors. Manufactured housing company Champion Enterprises also fell after disruptions to the home financing market. The Fund also suffered from being underweight in apparel manufacturers, and from disappointing performance in two semiconductor holdings.

Q: HOW WAS THE FUND MANAGED?
A: There was a marginal shift in portfolio strategy, as we increased our holdings in cyclical stocks with leverage to economic recovery. We raised the Fund's weight in the consumer cyclical, finance and industrial sectors. This was financed from sales in the health services and systems and semiconductor sectors.

Q: WHAT IS THE OUTLOOK?
A: Looking forward, small caps still appear, to us, to offer more promising investment prospects than large caps. Consensus earnings growth forecasts for small caps remain higher, and small cap valuations (measured by price to earnings) are marginally lower. Further, small caps tend to outperform following recessions.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                       27.8%
Industrial Products & Services                  18.5%
Technology                                      16.0%
Finance & Insurance                             12.1%
Health Services & Systems                       10.2%
Energy                                           4.8%
Short-Term Investments                           4.7%
Pharmaceuticals                                  1.9%
REITs                                            1.9%
Utilities                                        1.8%
Telecommunications                               0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  CHICO'S FAS, INC. (1.9%)

2.  PROVINCE HEALTHCARE CO. (1.7%)

3.  ALLIANT TECHSYSTEMS, INC. (1.7%)

4.  CACI INTERNATIONAL, INC., CLASS A (1.7%)

5.  COMMUNITY HEALTH SYSTEMS, INC. (1.6%)

6.  PIER 1 IMPORTS, INC. (1.5%)

7.  COOPER COMPANIES, INC. (1.5%)

8.  PERFORMANCE FOOD GROUP CO. (1.4%)

9.  CONSTELLATION BRANDS, INC. (1.3%)

10. C.H. ROBINSON WORLDWIDE, INC. (1.3%)

TOP 10 EQUITY HOLDINGS COMPRISED 15.6% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($50,216 IN THOUSANDS). AS OF JUNE 30, 2002 THE FUND HELD 113 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                             1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------
Select Small Cap Equity      (1.26%)    (0.84%)     2.20%       9.89%
----------------------------------------------------------------------

[CHART]

10-YEAR PERFORMANCE (6/30/92 TO 6/30/02)

           JPMORGAN SELECT    S&P SMALLCAP       LIPPER SMALL-CAP CORE
           SMALL CAP EQUITY   600 INDEX          FUNDS INDEX
    6/92   $      5,000,000   $      5,000,000   $           5,000,000
    7/92   $      5,214,000   $      5,186,000   $           5,136,500
    8/92   $      5,175,416   $      5,038,199   $           5,052,261
    9/92   $      5,288,758   $      5,181,788   $           5,077,017
   10/92   $      5,463,287   $      5,397,350   $           5,266,390
   11/92   $      5,934,769   $      5,861,522   $           5,634,511
   12/92   $      6,230,914   $      6,070,192   $           5,848,059
    1/93   $      6,315,031   $      6,232,873   $           6,019,992
    2/93   $      6,333,345   $      6,055,237   $           5,882,736
    3/93   $      6,471,412   $      6,286,547   $           6,043,335
    4/93   $      6,231,969   $      6,057,716   $           5,845,718
    5/93   $      6,507,422   $      6,383,016   $           6,064,347
    6/93   $      6,556,228   $      6,423,229   $           6,111,043
    7/93   $      6,691,286   $      6,489,388   $           6,167,876
    8/93   $      7,014,475   $      6,832,028   $           6,352,912
    9/93   $      7,215,089   $      7,080,030   $           6,455,829
   10/93   $      7,382,479   $      7,215,967   $           6,592,693
   11/93   $      7,230,400   $      6,957,635   $           6,429,853
   12/93   $      7,626,626   $      7,209,502   $           6,616,319
    1/94   $      7,680,775   $      7,379,646   $           6,790,990
    2/94   $      7,682,312   $      7,358,245   $           6,778,087
    3/94   $      7,299,732   $      6,830,659   $           6,514,419
    4/94   $      7,105,560   $      6,933,119   $           6,503,345
    5/94   $      7,224,933   $      6,795,843   $           6,519,603
    6/94   $      7,281,287   $      6,543,717   $           6,307,716
    7/94   $      7,295,850   $      6,624,859   $           6,398,547
    8/94   $      7,601,546   $      7,076,012   $           6,693,520
    9/94   $      7,614,469   $      7,039,217   $           6,705,568
   10/94   $      7,723,356   $      6,968,825   $           6,740,437
   11/94   $      7,412,104   $      6,702,616   $           6,569,904
   12/94   $      7,493,638   $      6,865,489   $           6,627,063
    1/95   $      7,595,551   $      6,767,999   $           6,695,321
    2/95   $      7,789,997   $      7,046,841   $           6,961,795
    3/95   $      7,853,875   $      7,189,187   $           7,109,385
    4/95   $      7,910,423   $      7,349,506   $           7,228,823
    5/95   $      8,040,154   $      7,464,158   $           7,316,292
    6/95   $      8,406,785   $      7,873,940   $           7,607,480
    7/95   $      8,744,738   $      8,476,297   $           8,028,174
    8/95   $      8,911,762   $      8,660,232   $           8,295,512
    9/95   $      9,116,733   $      8,881,068   $           8,437,365
   10/95   $      8,789,442   $      8,442,344   $           8,138,682
   11/95   $      9,065,431   $      8,746,268   $           8,382,029
   12/95   $      8,981,122   $      8,890,581   $           8,663,665
    1/96   $      8,979,326   $      8,910,141   $           8,726,910
    2/96   $      9,169,688   $      9,201,502   $           9,035,842
    3/96   $      9,509,883   $      9,398,414   $           9,261,739
    4/96   $      9,943,534   $      9,937,883   $           9,900,798
    5/96   $     10,034,020   $     10,290,678   $          10,347,324
    6/96   $      9,911,605   $      9,887,284   $           9,877,556
    7/96   $      9,480,450   $      9,207,039   $           9,075,498
    8/96   $      9,905,174   $      9,776,034   $           9,538,349
    9/96   $     10,235,016   $     10,205,201   $           9,938,959
   10/96   $     10,019,057   $     10,134,785   $           9,753,101
   11/96   $     10,431,843   $     10,660,781   $          10,105,188
   12/96   $     10,405,763   $     10,785,512   $          10,284,050
    1/97   $     10,233,027   $     10,964,551   $          10,513,384
    2/97   $     10,216,655   $     10,728,814   $          10,237,933
    3/97   $      9,826,378   $     10,156,968   $           9,721,942
    4/97   $      9,891,232   $     10,281,899   $           9,724,858
    5/97   $     10,879,367   $     11,488,993   $          10,761,528
    6/97   $     11,517,985   $     11,996,807   $          11,369,554
    7/97   $     12,121,528   $     12,751,406   $          12,054,001
    8/97   $     12,103,346   $     13,072,742   $          12,349,324
    9/97   $     12,638,313   $     13,936,850   $          13,275,524
   10/97   $     12,259,164   $     13,334,778   $          12,747,158
   11/97   $     11,991,914   $     13,237,434   $          12,583,994
   12/97   $     12,244,944   $     13,504,830   $          12,570,152
    1/98   $     11,992,698   $     13,241,486   $          12,386,628
    2/98   $     12,908,940   $     14,447,785   $          13,311,909
    3/98   $     13,560,841   $     14,999,691   $          13,938,900
    4/98   $     13,539,144   $     15,088,189   $          14,072,713
    5/98   $     13,023,303   $     14,290,024   $          13,342,339
    6/98   $     12,923,023   $     14,331,465   $          13,294,307
    7/98   $     12,399,641   $     13,235,108   $          12,335,787
    8/98   $     10,554,574   $     10,680,732   $           9,951,280
    9/98   $     10,865,934   $     11,335,461   $          10,370,229
   10/98   $     11,214,731   $     11,861,426   $          10,795,408
   11/98   $     11,938,081   $     12,529,224   $          11,397,792
   12/98   $     12,663,916   $     13,329,842   $          12,113,573
    1/99   $     12,576,535   $     13,163,219   $          12,022,721
    2/99   $     11,620,718   $     11,977,213   $          11,040,465
    3/99   $     11,437,111   $     12,131,719   $          11,090,147
    4/99   $     12,336,068   $     12,933,626   $          11,838,732
    5/99   $     12,797,437   $     13,247,913   $          12,083,794
    6/99   $     13,169,842   $     14,001,719   $          12,782,237
    7/99   $     12,931,468   $     13,878,504   $          12,711,935
    8/99   $     12,045,663   $     13,267,850   $          12,245,407
    9/99   $     11,330,150   $     13,323,575   $          12,235,610
   10/99   $     10,744,381   $     13,290,266   $          12,342,060
   11/99   $     11,395,491   $     13,845,799   $          13,138,123
   12/99   $     12,213,687   $     14,983,923   $          14,555,726
    1/00   $     11,620,102   $     14,519,422   $          14,276,257
    2/00   $     12,681,017   $     16,463,572   $          16,289,209
    3/00   $     12,883,914   $     15,854,420   $          16,057,902
    4/00   $     13,072,019   $     15,583,310   $          15,165,083
    5/00   $     12,498,157   $     15,122,044   $          14,520,567
    6/00   $     13,524,256   $     16,015,756   $          15,801,281
    7/00   $     13,086,070   $     15,621,769   $          15,309,861
    8/00   $     14,450,947   $     17,005,857   $          16,673,969
    9/00   $     14,013,083   $     16,543,298   $          16,245,448
   10/00   $     13,983,656   $     16,647,521   $          15,756,460
   11/00   $     12,467,828   $     14,914,514   $          14,187,117
   12/00   $     13,647,284   $     16,751,982   $          15,564,686
    1/01   $     13,216,030   $     17,470,642   $          16,118,789
    2/01   $     12,305,445   $     16,404,933   $          15,095,246
    3/01   $     11,784,925   $     15,651,947   $          14,381,241
    4/01   $     12,680,579   $     16,844,625   $          15,527,425
    5/01   $     12,858,108   $     17,166,357   $          16,092,624
    6/01   $     13,004,690   $     17,796,363   $          16,589,886
    7/01   $     13,081,418   $     17,499,163   $          16,205,000
    8/01   $     12,707,289   $     17,100,182   $          15,751,260
    9/01   $     11,378,107   $     14,788,238   $          13,687,845
   10/01   $     11,819,577   $     15,576,451   $          14,500,903
   11/01   $     12,399,918   $     16,716,647   $          15,578,320
   12/01   $     13,050,914   $     17,848,364   $          16,671,919
    1/02   $     13,186,644   $     18,003,645   $          16,475,190
    2/02   $     13,064,008   $     17,693,982   $          16,035,302
    3/02   $     13,681,935   $     19,091,807   $          17,266,814
    4/02   $     13,930,947   $     19,632,105   $          17,351,421
    5/02   $     13,634,217   $     18,819,336   $          16,704,213
    6/02   $     12,840,413   $     17,846,376   $          15,768,777

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Small Cap Equity Fund, S&P SmallCap 600 Index, and Lipper Small-Cap Core Funds Index from June 30, 1992 to June 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SmallCap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity, and industry group representation. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $5,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

    JPMORGAN SELECT BALANCED FUND
    Portfolio of Investments

As of June 30, 2002 (unaudited)
(Amounts in thousands)

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 88.4%

             COMMON STOCKS -- 53.1%
             AEROSPACE -- 0.8%
        4    The Boeing Co.                                   $     199
        3    United Technologies Corp.                              205
                                                              ---------
                                                                    404
             AIRLINES -- 0.3%
        2    Delta Air Lines, Inc.                                   47
        5    Southwest Airlines Co.                                  84
                                                              ---------
                                                                    131
             APPAREL -- 0.6%
        5    Jones Apparel Group, Inc. *                            205
        2    Nike, Inc., Class B                                    118
                                                              ---------
                                                                    323
             AUTOMOTIVE -- 0.5%
        2    General Motors Corp.                                    89
        2    Johnson Controls, Inc.                                 195
                                                              ---------
                                                                    284
             BANKING -- 1.6%
        6    Bank One Corp.                                         213
       27    U.S. Bancorp                                           621
                                                              ---------
                                                                    834
             BIOTECHNOLOGY -- 0.7%
        8    Amgen, Inc. *                                          319
        5    Human Genome Sciences, Inc. *                           70
                                                              ---------
                                                                    389
             BROADCASTING/CABLE -- 0.2%
        8    Charter Communications, Inc., Class A *                 31
        3    Comcast Corp., Class A *                                64
                                                              ---------
                                                                     95
             BUSINESS SERVICES -- 0.5%
       15    Accenture LTD, Class A (Bermuda) *                     278

             CHEMICALS -- 1.2%
        4    Eastman Chemical Co.                                   176
        5    Lyondell Chemical Co.                                   76
        2    PPG Industries, Inc.                                   142
        2    Praxair, Inc.                                          117
        4    The Dow Chemical Co.                                   132
                                                              ---------
                                                                    643
             COMPUTER NETWORKS -- 1.0%
        4    Brocade Communications Systems, Inc. *                  72
       32    Cisco Systems, Inc. *                                  440
                                                              ---------
                                                                    512
             COMPUTER SOFTWARE -- 1.9%
        9    BEA Systems, Inc. *                                     83
       16    Microsoft Corp. *                                      886
                                                              ---------
                                                                    969

                       See notes to financial statements.

                                       21

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             COMPUTERS/COMPUTER HARDWARE -- 2.3%
        8    Dell Computer Corp. *                            $     200
       10    EMC Corp. *                                             73
       12    Hewlett-Packard Co.                                    179
        4    International Business Machines Corp.                  309
        9    NCR Corp. *                                            319
       23    Sun Microsystems, Inc. *                               117
                                                              ---------
                                                                  1,197
             CONSUMER PRODUCTS -- 2.4%
        7    Philip Morris Companies, Inc.                          318
        7    Procter & Gamble Co.                                   642
        8    The Gillette Co.                                       282
                                                              ---------
                                                                  1,242
             DIVERSIFIED -- 2.3%
       31    General Electric Co.                                   893
       24    Tyco International LTD (Bermuda)                       321
                                                              ---------
                                                                  1,214
             ENTERTAINMENT/LEISURE -- 0.3%
        5    Carnival Corp.                                         134

             ENVIRONMENTAL SERVICES -- 0.5%
       10    Waste Management, Inc.                                 262

             FINANCIAL SERVICES -- 6.6%
        5    Capital One Financial Corp.                            275
       32    Citigroup, Inc.                                      1,221
        6    Countrywide Credit Industries, Inc.                    312
       30    E*Trade Group, Inc. *                                  162
        7    Fannie Mae                                             530
        8    Goldman Sachs Group, Inc.                              563
        4    Household International, Inc.                          178
        4    Stilwell Financial, Inc.                                70
       14    The Charles Schwab Corp.                               155
                                                              ---------
                                                                  3,466
             FOOD/BEVERAGE PRODUCTS -- 2.2%
       14    The Coca-Cola Co.                                      757
        6    Unilever NV, N.Y. Registered Shares
              (The Netherlands)                                     365
                                                              ---------
                                                                  1,122
             HEALTH CARE/HEALTH CARE SERVICES -- 1.4%
        3    Baxter International, Inc.                             140
        8    Becton, Dickinson & Co.                                260
        3    Medtronic, Inc.                                        146
        2    Tenet Healthcare Corp. *                               175
                                                              ---------
                                                                    721
             HOTELS/OTHER LODGING -- 0.2%
        2    Marriott International, Inc., Class A                   91

                       See notes to financial statements.

                                       22

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             INSURANCE -- 3.0%
        9    Ambac Financial Group, Inc.                      $     596
        2    American International Group, Inc.                     164
        6    CIGNA Corp.                                            627
       11    Travelers Property Casualty Corp., Class A *           186
                                                              ---------
                                                                  1,573
             INTERNET SERVICES/SOFTWARE -- 0.2%
        2    eBay, Inc. *                                           100

             MANUFACTURING -- 0.6%
        3    Danaher Corp.                                          210
        2    Honeywell International, Inc.                           79
                                                              ---------
                                                                    289
             METALS/MINING -- 0.3%
        4    Alcoa, Inc.                                            145

             MULTI-MEDIA -- 1.8%
       12    AOL Time Warner, Inc. *                                182
        2    Gannett Co., Inc.                                      149
       15    Gemstar-TV Guide International, Inc. *                  82
        8    Tribune Co.                                            352
        4    Viacom, Inc., Class B *                                158
                                                              ---------
                                                                    923
             OIL & GAS -- 3.6%
        2    Anadarko Petroleum Corp.                               110
        4    Baker Hughes, Inc.                                     135
        6    ChevronTexaco Corp.                                    526
        3    Conoco, Inc.                                            84
        3    Cooper Cameron Corp. *                                 123
        3    Devon Energy Corp.                                     135
       18    Exxon Mobil Corp.                                      724
        2    Valero Energy Corp.                                     76
                                                              ---------
                                                                  1,913
             PAPER/FOREST PRODUCTS -- 0.6%
        3    Bowater, Inc.                                          141
        1    Temple-Inland, Inc.                                     81
        1    Weyerhaeuser Co.                                        77
                                                              ---------
                                                                    299
             PHARMACEUTICALS -- 4.5%
        5    Abbott Laboratories                                    181
        7    Eli Lilly & Co.                                        420
        7    Johnson & Johnson                                      352
        5    Medimmune, Inc. *                                      121
       15    Pfizer, Inc.                                           528
        7    Pharmacia Corp.                                        266
        5    Schering-Plough Corp.                                  128
        7    Wyeth                                                  369
                                                              ---------
                                                                  2,365
             PIPELINES -- 0.2%
        7    Dynegy, Inc., Class A                                   53
        1    El Paso Corp.                                           29
                                                              ---------
                                                                     82

                       See notes to financial statements.

                                       23

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUST -- 0.2%
        4    ProLogis Trust                                   $     106

             RESTAURANTS/FOOD SERVICES -- 0.2%
        4    McDonald's Corp.                                       104

             RETAILING -- 4.0%
        4    Abercrombie & Fitch Co., Class A *                     102
        4    Bed Bath & Beyond, Inc. *                              168
        5    Costco Wholesale Corp. *                               202
        4    Federated Department Stores, Inc. *                    143
       13    Home Depot, Inc.                                       482
        2    Kohl's Corp. *                                         144
        6    Target Corp.                                           210
        9    The TJX Companies, Inc.                                171
        9    Wal-Mart Stores, Inc.                                  481
                                                              ---------
                                                                  2,103
             SEMI-CONDUCTORS -- 1.8%
        3    Applied Materials, Inc. *                               66
        5    Broadcom Corp., Class A *                               93
       24    Intel Corp.                                            439
        6    Lattice Semiconductor Corp. *                           49
        4    Linear Technology Corp.                                119
        8    PMC -- Sierra, Inc. *                                   77
        4    Xilinx, Inc. *                                          87
                                                              ---------
                                                                    930
             TELECOMMUNICATIONS -- 1.8%
       12    American Tower Corp., Class A *                         41
       30    AT&T Wireless Services, Inc. *                         174
        4    SBC Communications, Inc.                               131
       32    Sprint Corp.-- PCS Group *                             144
       11    Verizon Communications, Inc.                           427
                                                              ---------
                                                                    917
             TELECOMMUNICATIONS EQUIPMENT -- 0.5%
       10    Motorola, Inc.                                         146
       44    Nortel Networks Corp. (Canada) *                        64
        2    QUALCOMM, Inc. *                                        65
                                                              ---------
                                                                    275
             TOYS & GAMES -- 0.3%
        6    Mattel, Inc.                                           130

             UTILITIES -- 2.0%
        8    DTE Energy Co.                                         376
       21    PG&E Corp. *                                           373
        7    Pinnacle West Capital Corp.                            270
                                                              ---------
                                                                  1,019
             ----------------------------------------------------------
             Total Common Stocks                                 27,584
             (Cost $30,335)
             ----------------------------------------------------------

                       See notes to financial statements.

                                       24

  PRINCIPAL
   AMOUNT
    (USD)      ISSUER                                             VALUE
-----------------------------------------------------------------------
               U.S. TREASURY SECURITIES -- 3.5%
               U.S. Treasury Notes & Bonds,
    $ 1,080    4.38%, 5/15/07 +                               $   1,096
        380    4.88%, 2/15/12 +                                     381
         35    5.38%, 2/15/31 +                                      34
        250    5.63%, 11/30/02                                      254
         50    6.00%, 8/15/04 @, +                                   53
               --------------------------------------------------------
               Total U.S. Treasury Securities                     1,818
               (Cost $1,804)
               --------------------------------------------------------
               U.S. GOVERNMENT AGENCY SECURITY -- 0.8%
        355    Federal National Mortgage Association,
                 7.13%, 1/15/30 +                                   398
               (Cost $392)
               --------------------------------------------------------
               CORPORATE NOTES & BONDS -- 8.5%
               AEROSPACE -- 0.1%
         10    Northrop Grumman Corp., 7.75%, 2/15/31 +              11
         25    Raytheon Co., 6.55%, 3/15/10 +                        26
         35    United Technologies Corp., 6.10%, 5/15/12 +           35
                                                              ---------
                                                                     72
               AUTOMOTIVE -- 0.8%
         30    DaimlerChrysler N.A. Holding Corp.,
                 7.75%, 1/18/11 +                                    32
        235    Ford Motor Credit Co., 5.80%, 1/12/09 +              221
        170    General Motors Acceptance Corp.,
                 5.85%, 1/14/09 +                                   163
                                                              ---------
                                                                    416
               BANKING -- 1.5%
         30    Abbey National Capital Trust I, FRN,
                 8.96%, 12/31/49 +                                   35
        110    Bank of America Corp., 7.40%, 1/15/11 +              120
         30    Bank One Corp., 7.88%, 8/1/10 +                       34
         70    Barclays Bank PLC (United Kingdom),
                 FRN, #, 8.55%, 12/31/49 +                           80
        125    BB&T Corp., 6.50%, 8/1/11 +                          130
         80    First Union National Bank, 7.80%, 8/18/10 +           90
         30    National Australia Bank LTD (Australia)
               (Yankee),
                 Ser. A, 8.60%, 5/19/10 +                            35
         55    Royal Bank of Scotland Group PLC (United
                 Kingdom), FRN, 7.65%, 12/31/49 +                    57
         15    Standard Chartered Bank (United Kingdom),
                 #, 8.00%, 5/30/31 +                                 15
         45    SunTrust Banks, Inc., 6.38%, 4/1/11 +                 47
        125    U.S. Bank N.A., 6.38%, 8/1/11 +                      130
                                                              ---------
                                                                    773
               BROADCASTING/CABLE -- 0.1%
         10    Clear Channel Communications, Inc.,
                 7.65%, 9/15/10 +                                    10
         30    Cox Communications, Inc., 6.75%, 3/15/11              27
                                                              ---------
                                                                     37

                       See notes to financial statements.

                                       25

  PRINCIPAL
   AMOUNT
    (USD)      ISSUER                                             VALUE
-----------------------------------------------------------------------
               DIVERSIFIED -- 0.2%
    $   105    General Electric Capital Corp., MTN,
                 5.88%, 2/15/12 +                             $     105

               FINANCIAL SERVICES -- 2.6%
        120    CIT Group, Inc., 6.50%, 2/7/06 +                     116
               Citigroup, Inc.,
        150      5.00%, 3/6/07 +                                    152
         40      7.25%, 10/1/10 +                                    43
               Credit Suisse First Boston USA, Inc.,
         15      6.13%, 11/15/11 +                                   15
         25      6.50%, 1/15/12 +                                    25
         25    Goldman Sachs Group, Inc., 6.60%, 1/15/12 +           25
               Household Finance Corp.,
        115      5.75%, 1/30/07 +                                   114
         10      6.75%, 5/15/11 +                                    10
         65    ING Capital Funding Trust III, 8.44%,
                 12/31/49 +                                          73
        140    Morgan Stanley Dean Witter & Co., 5.80%,
                 4/1/07 +                                           144
               Targeted Return Index (TRAINS),
         46      Ser. 2002-5, FRN, #, 6.00%, 1/25/07 +               47
        442      Ser. 2002-10, FRN, #, 6.86%, 1/15/12 +             466
         70    UBS Preferred Funding Trust I, FRN,
                 8.62%, 12/31/49 +                                   80
         40    Washington Mutual Bank FA, 6.88%, 6/15/11 +           42
                                                              ---------
                                                                  1,352
               FOOD/BEVERAGE PRODUCTS -- 0.1%
         10    ConAgra Foods, Inc., 6.75%, 9/15/11 +                 11
         20    Kraft Foods, Inc., 6.25%, 6/1/12 +                    20
                                                              ---------
                                                                     31
               HEALTH CARE/HEALTH CARE SERVICES -- 0.0%
         25    Tenet Healthcare Corp., 6.38%, 12/1/11 +              25

               INSURANCE -- 0.2%
         20    AXA (France), 8.60%, 12/15/30 +                       23
         30    Metlife, Inc., 6.13%, 12/1/11 +                       31
               Nationwide Financial Services, Inc.,
         20      5.90%, 7/1/12 +                                     20
         10      6.25%, 11/15/11 +                                   10
                                                              ---------
                                                                     84
               MULTI-MEDIA -- 0.1%
         60    AOL Time Warner, Inc., 6.88%, 5/1/12                  55

               OIL & GAS -- 0.5%
         10    Alberta Energy Co., LTD (Canada) (Yankee),
                 7.38% 11/1/31,                                      11
         30    Amerada Hess Corp., 7.30%, 8/15/31                    31
         15    Anadarko Finance Co., Ser. B, 6.75%, 5/1/11           16
         45    Anadarko Petroleum Corp., 6.13%, 3/15/12              45
         10    Devon Financing Corp. ULC, 7.88%, 9/30/31             11
         25    Occidental Petroleum Corp., 6.75%, 1/15/12            26

                       See notes to financial statements.

                                       26

  PRINCIPAL
   AMOUNT
    (USD)      ISSUER                                             VALUE
-----------------------------------------------------------------------
    $    55    Tosco Corp., 8.13%, 2/15/30                    $      63
         30    Transocean, Inc., 6.63%, 4/15/11                      31
         35    Valero Energy Corp., 6.88%, 4/15/12                   36
                                                              ---------
                                                                    270
               PAPER/FOREST PRODUCTS -- 0.2%
         35    International Paper Co., 6.75%, 9/1/11 +              36
         15    MeadWestvaco Corp., 6.85%, 4/1/12 +                   16
          5    Westvaco Corp., 8.20%, 1/15/30 +                       6
         35    Weyerhaeuser Co., #, 6.75%, 3/15/12 +                 35
                                                              ---------
                                                                     93
               PIPELINES -- 0.1%
         50    Sonat, Inc., 7.63%, 7/15/11                           49
         10    TransCanada Pipelines LTD (Canada) (Yankee),
                 8.63%, 5/15/12                                      12
                                                              ---------
                                                                     61
               RETAILING -- 0.1%
         15    Albertson's, Inc., 7.50%, 2/15/11 +                   16
         10    Kroger Co., 7.50%, 4/1/31 +                           10
         40    Safeway, Inc., 6.50%, 3/1/11 +                        42
                                                              ---------
                                                                     68
               SHIPPING/TRANSPORTATION -- 0.5%
         90    Burlington Northern Santa Fe Corp., 6.75%,
                 7/15/11 +                                           95
         30    CSX Corp., 6.30%, 3/15/12 +                           31
         35    Norfolk Southern Corp., 6.75%, 2/15/11 +              37
         95    Union Pacific Corp., 6.65%, 1/15/11 +                 98
                                                              ---------
                                                                    261
               TELECOMMUNICATIONS -- 0.7%
         50    AT&T Corp., 6.50%, 3/15/29                            33
         15    BellSouth Capital Funding, 7.88%, 2/15/30             17
         40    British Telecom PLC (United Kingdom),
                 SUB, 8.87%, 12/15/30                                43
         35    Deutsche Telekom International Finance BV
                 (The Netherlands), SUB, 8.00%, 6/15/10              34
         65    France Telecom (France), SUB, #, 8.25%, 3/1/11        58
         40    SBC Communications, Inc., 5.88%, 2/1/12               40
         70    Sprint Capital Corp., 7.63%, 1/30/11                  59
         65    Verizon Global Funding Corp., 7.75%, 12/1/30          61
        ^^0    WorldCom, Inc., 7.50%, 5/15/11                         0^^
                                                              ---------
                                                                    345
               UTILITIES -- 0.7%
         35    Consolidated Edison Co. of New York, Ser.
                 2002-A, 5.63%, 7/1/12                               34
         40    Constellation Energy Group, Inc., 7.00%, 4/1/12       42
         55    Dominion Resources, Inc., Ser. A, 8.13%,
                 6/15/10                                             62
         15    FirstEnergy Corp., Ser. B, 6.45%, 11/15/11            14
         20    MidAmerican Energy Holdings Co., 6.75%,
                 12/30/31                                            19
               National Rural Utilities Cooperative
                 Finance Corp.,
         15      6.00%, 5/15/06 +                                    16
         15      7.25%, 3/1/12                                       16

                       See notes to financial statements.

                                       27

  PRINCIPAL
   AMOUNT
    (USD)      ISSUER                                             VALUE
-----------------------------------------------------------------------
    $    25    NiSource Finance Corp., 7.88%, 11/15/10 +      $      26
         20    Oncor Electric Delivery Co., #, 6.38%, 5/1/12         20
         45    Progress Energy, Inc., 7.10%, 3/1/11                  48
         25    PSEG Power LLC, 7.75%, 4/15/11                        26
         20    TXU Corp., Ser. J, 6.38%, 6/15/06                     20
                                                              ---------
                                                                    343
               --------------------------------------------------------
               Total Corporate Notes & Bonds                      4,391
               (Cost $4,362)
               --------------------------------------------------------
               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 14.8%
               MORTGAGE BACKED PASS-THROUGH
                 SECURITIES -- 14.8%
               Federal Home Loan Mortgage Corp.,
        708      Gold Pool E00532, 6.50%, 2/1/13 +                  735
        375      TBA, 6.00%, 7/15/17                                383
      1,000      TBA, 6.50%, 7/15/32                              1,020
               Federal National Mortgage Association,
        651      Pool 535497, 6.50%, 8/1/30 +                       665
        696      Pool 606827, 6.50%, 10/1/31                        709
      1,325      TBA, 6.00%, 7/15/32                              1,322
        125      TBA, 6.50%, 8/25/32                                127
      1,540      TBA, 7.00%, 7/25/32                              1,595
      1,100    Government National Mortgage Association,
                 TBA, 6.50%, 7/15/32                              1,122
               --------------------------------------------------------
               Total Residential Mortgage Backed Securities       7,678
               (Cost $7,530)
               --------------------------------------------------------

               COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.0%
        220    Credit Suisse First Boston Mortgage
                 Securities Corp., Ser. 2001-CF2,
                 Class A4, 6.51%, 2/15/34 +                         233
        375    LB-UBS Commercial Mortgage Trust, Ser.
                 2001-C3, Class A2, 6.37%, 12/15/28 +               394
               Morgan Stanley Dean Witter Capital I,
        520      Ser. 2001-TOP3, Class A4, 6.39%, 7/15/33 +         549
        375      Ser. 2002-TOP7, Class A2, 5.98%, 1/15/39 +         386
               --------------------------------------------------------
               Total Commercial Mortgage Backed Securities        1,562
               (Cost $1,497)
               --------------------------------------------------------

                       See notes to financial statements.

                                       28

  PRINCIPAL
   AMOUNT
    (USD)      ISSUER                                             VALUE
-----------------------------------------------------------------------
               ASSET BACKED SECURITIES -- 4.7%
    $   260    AmeriCredit Automobile Receivables Trust, Ser.
                 2001-B, Class A4, 5.37%, 6/12/08 +           $     268
               Discover Card Master Trust I,
        750      Ser. 1993-3, Class A, 6.20%, 5/16/06               778
        680      Ser. 2001-5, Class A, 5.30%, 11/16/06 +            701
        190    Honda Auto Receivables Owner Trust,
                 Ser. 2001-1, Class A-4, 5.56%, 6/19/06 +           196
        490    MBNA Credit Card Master Note Trust,
                 Ser. 2001-A1, Class A1, 5.75%, 10/15/08            509
               --------------------------------------------------------
               Total Asset Backed Securities                      2,452
               (Cost $2,379)
-----------------------------------------------------------------------
               Total Long-Term Investments                       45,883
               (Cost $48,299)
-----------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 11.6%
-----------------------------------------------------------------------

     SHARES
               MONEY MARKET FUND -- 11.6%
      6,003    JPMorgan Prime Money Market Fund (a) +            6,003
               (Cost $6,003)
-----------------------------------------------------------------------
               Total Investments -- 100.0%                    $  51,886
               (Cost $54,302)
-----------------------------------------------------------------------

                       See notes to financial statements.

                                       29

FUTURE CONTRACTS

                                                                     NOTIONAL    UNREALIZED
  NUMBER                                                             VALUE AT    APPRECIATION/
    OF                                           EXPIRATION          06/30/02   (DEPRECIATION)
 CONTRACTS   DESCRIPTION                            DATE              (USD)         (USD)
--------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
     2       S&P 500 Index                     September, 2002       $    485      $    (17)
    12       Treasury Bonds                    September, 2002          1,233            30
    12       2 Year Treasury Notes             September, 2002          2,519            23
             SHORT FUTURES OUTSTANDING
   (23)      10 Year Treasury Notes            September, 2002         (2,466)          (51)
    (2)      5 Year Treasury Notes             September, 2002           (107)           (2)

                       See notes to financial statements.

    JPMORGAN SELECT EQUITY INCOME FUND
    Portfolio of Investments

As of June 30, 2002 (unaudited)
(Amounts in thousands)

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 98.6%
             COMMON STOCKS -- 98.6%
             APPAREL -- 2.0%
      195    Jones Apparel Group, Inc. *                      $   7,316

             AUTOMOTIVE -- 1.6%
       70    Johnson Controls, Inc.                               5,713

             BANKING -- 11.9%
      164    Bank One Corp.                                       6,322
      140    First Tennessee National Corp.                       5,362
      381    U.S. Bancorp                                         8,887
      243    Wachovia Corp.                                       9,289
      200    Washington Mutual, Inc.                              7,422
      130    Wells Fargo & Co.                                    6,508
                                                              ---------
                                                                 43,790
             BROADCASTING/CABLE -- 1.4%
      214    Comcast Corp., Class A *                             5,097

             CHEMICALS -- 5.1%
      100    Potash Corp. of Saskatchewan (Canada)                6,670
      156    Praxair, Inc.                                        8,888
       87    The Dow Chemical Co.                                 2,995
                                                              ---------
                                                                 18,553
             COMPUTERS/COMPUTER HARDWARE -- 2.9%
      200    Hewlett-Packard Co.                                  3,056
       55    International Business Machines Corp.                3,958
      101    NCR Corp. *                                          3,488
                                                              ---------
                                                                 10,502
             CONSUMER PRODUCTS -- 8.0%
      362    Philip Morris Companies, Inc.                       15,795
      105    Procter & Gamble Co.                                 9,344
      128    The Gillette Co.                                     4,350
                                                              ---------
                                                                 29,489
             DIVERSIFIED -- 2.0%
      107    General Electric Co.                                 3,097
      325    Tyco International LTD (Bermuda)                     4,393
                                                              ---------
                                                                  7,490
             FINANCIAL SERVICES-- 12.3%
       61    American Express Co.                                 2,200
      407    Citigroup, Inc.                                     15,757
      132    Fannie Mae                                           9,765
      106    Goldman Sachs Group, Inc.                            7,797
      127    Merrill Lynch & Co., Inc.                            5,144
      270    Stilwell Financial, Inc.                             4,914
                                                              ---------
                                                                 45,577
             HEALTH CARE/HEALTH CARE SERVICES -- 2.3%
       75    C.R. Bard, Inc.                                      4,244
       60    Tenet Healthcare Corp. *                             4,293
                                                              ---------
                                                                  8,537

                       See notes to financial statements.

                                       31

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             INSURANCE -- 7.5%
      139    Ambac Financial Group, Inc.                      $   9,354
       90    CIGNA Corp.                                          8,797
      256    The Allstate Corp.                                   9,456
                                                              ---------
                                                                 27,607
             MACHINERY & ENGINEERING EQUIPMENT -- 1.8%
      102    Caterpillar, Inc.                                    5,001
       45    Dover Corp.                                          1,586
                                                              ---------
                                                                  6,587
             MANUFACTURING -- 1.3%
      131    Honeywell International, Inc.                        4,611

             METALS/MINING -- 2.5%
      277    Alcoa, Inc.                                          9,173

             MULTI-MEDIA -- 1.3%
      464    Liberty Media Corp., Class A *                       4,641

             OIL & GAS -- 11.9%
      130    Baker Hughes, Inc.                                   4,328
      145    ChevronTexaco Corp.                                 12,876
      585    Exxon Mobil Corp.                                   23,951
       96    GlobalSantaFe Corp.                                  2,631
                                                              ---------
                                                                 43,786
             PHARMACEUTICALS -- 3.1%
       68    Eli Lilly & Co.                                      3,850
      155    Schering-Plough Corp.                                3,813
       72    Wyeth                                                3,675
                                                              ---------
                                                                 11,338
             REAL ESTATE INVESTMENT TRUST -- 2.5%
      344    Archstone-Smith Trust                                9,190

             RESTAURANTS/FOOD SERVICES -- 0.6%
       79    McDonald's Corp.                                     2,255

             RETAILING -- 3.9%
      185    Target Corp.                                         7,030
      370    The TJX Companies, Inc.                              7,255
                                                              ---------
                                                                 14,285
             SEMI-CONDUCTORS -- 0.3%
      115    Lattice Semiconductor Corp. *                        1,005

             TELECOMMUNICATIONS -- 5.6%
      272    SBC Communications, Inc.                             8,286
      310    Verizon Communications, Inc.                        12,448
                                                              ---------
                                                                 20,734

                       See notes to financial statements.

                                       32

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             UTILITIES -- 6.8%
       50    Dominion Resources, Inc.                         $   3,335
      210    DTE Energy Co.                                       9,374
      215    Entergy Corp.                                        9,125
       61    TXU Corp.                                            3,155
                                                              ---------
                                                                 24,989
-----------------------------------------------------------------------
             Total Long-Term Investments                        362,265
             (Cost $389,870)
-----------------------------------------------------------------------

     SHORT-TERM INVESTMENT -- 1.4%
-----------------------------------------------------------------------
             MONEY MARKET FUND -- 1.4%
    5,003    JPMorgan Prime Money Market Fund (a)                 5,003
             (Cost $5,003)
-----------------------------------------------------------------------
             Total Investments -- 100.0%                      $ 367,268
             (Cost $394,873)
-----------------------------------------------------------------------

                       See notes to financial statements.

    JPMORGAN SELECT LARGE CAP EQUITY FUND
    Portfolio of Investments

As of June 30, 2002 (unaudited)
(Amounts in thousands)

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 95.8%
             COMMON STOCKS -- 95.8%
             APPAREL -- 0.6%
       40    Jones Apparel Group, Inc. *                      $   1,500

             AUTOMOTIVE -- 1.6%
       49    Johnson Controls, Inc.                               3,999

             BANKING -- 6.4%
       96    Bank One Corp.                                       3,694
      204    U.S. Bancorp                                         4,763
      127    Wachovia Corp.                                       4,849
       65    Washington Mutual, Inc.                              2,412
                                                              ---------
                                                                 15,718
             BIOTECHNOLOGY -- 0.8%
       46    Amgen, Inc. *                                        1,922

             BROADCASTING/CABLE -- 0.6%
       58    Comcast Corp., Class A *                             1,387

             BUSINESS SERVICES -- 0.3%
       35    Accenture LTD, Class A (Bermuda) *                     665

             CHEMICALS -- 1.2%
       39    Air Products & Chemicals, Inc.                       1,968
       13    Potash Corp. of Saskatchewan (Canada)                  894
                                                              ---------
                                                                  2,862
             COMPUTER NETWORKS -- 1.5%
      264    Cisco Systems, Inc. *                                3,687

             COMPUTER SOFTWARE -- 3.6%
      156    Microsoft Corp. *                                    8,510
       20    VERITAS Software Corp. *                               396
                                                              ---------
                                                                  8,906
             COMPUTERS/COMPUTER HARDWARE -- 3.2%
       71    Dell Computer Corp. *                                1,857
       55    International Business Machines Corp.                3,987
       57    NCR Corp. *                                          1,986
                                                              ---------
                                                                  7,830
             CONSUMER PRODUCTS -- 5.1%
       30    Colgate-Palmolive Co.                                1,496
       85    Philip Morris Companies, Inc.                        3,693
       58    Procter & Gamble Co.                                 5,213
       65    The Gillette Co.                                     2,202
                                                              ---------
                                                                 12,604
             DIVERSIFIED -- 4.3%
      286    General Electric Co.                                 8,317
      163    Tyco International LTD (Bermuda)                     2,199
                                                              ---------
                                                                 10,516

                       See notes to financial statements.

                                       34

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             FINANCIAL SERVICES -- 8.1%
       50    Capital One Financial Corp.                      $   3,022
      202    Citigroup, Inc.                                      7,830
       54    Fannie Mae                                           3,975
       58    Goldman Sachs Group, Inc.                            4,254
       65    The Charles Schwab Corp.                               722
                                                              ---------
                                                                 19,803
             FOOD/BEVERAGE PRODUCTS -- 4.0%
       34    Kraft Foods, Inc., Class A                           1,389
       58    PepsiCo, Inc.                                        2,772
      102    The Coca-Cola Co.                                    5,737
                                                              ---------
                                                                  9,898
             INSURANCE -- 6.9%
       81    Ambac Financial Group, Inc.                          5,465
       57    American International Group, Inc.                   3,862
       47    CIGNA Corp.                                          4,579
       82    The Allstate Corp.                                   3,032
                                                              ---------
                                                                 16,938
             MACHINERY & ENGINEERING EQUIPMENT -- 1.1%
       56    Deere & Co.                                          2,682

             MANUFACTURING -- 1.4%
       50    Danaher Corp.                                        3,318

             METALS/MINING -- 1.2%
       90    Alcoa, Inc.                                          2,969

             MULTI-MEDIA -- 4.6%
      103    AOL Time Warner, Inc. *                              1,508
       37    Gannett Co., Inc.                                    2,827
      195    Liberty Media Corp., Class A *                       1,950
       74    News Corp., LTD, ADR (Australia)                     1,697
       30    Tribune Co.                                          1,305
       44    Viacom, Inc., Class B *                              1,963
                                                              ---------
                                                                 11,250
             OIL & GAS -- 8.7%
      119    Baker Hughes, Inc.                                   3,962
       67    ChevronTexaco Corp.                                  5,896
      284    Exxon Mobil Corp.                                   11,624
                                                              ---------
                                                                 21,482
             PAPER/FOREST PRODUCTS -- 1.6%
       67    Temple-Inland, Inc.                                  3,853

             PHARMACEUTICALS -- 9.7%
       75    Bristol-Myers Squibb Co.                             1,934
       70    Eli Lilly & Co.                                      3,921
       93    Johnson & Johnson                                    4,848
      124    Pfizer, Inc.                                         4,355

                       See notes to financial statements.

                                       35

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
       78    Pharmacia Corp.                                  $   2,921
       84    Schering-Plough Corp.                                2,066
       79    Wyeth                                                4,033
                                                              ---------
                                                                 24,078
             RETAILING -- 6.8%
      105    Home Depot, Inc.                                     3,847
       83    Target Corp.                                         3,159
      148    The TJX Companies, Inc.                              2,898
      125    Wal-Mart Stores, Inc.                                6,896
                                                              ---------
                                                                 16,800
             SEMI-CONDUCTORS -- 3.1%
       57    Altera Corp. *                                         770
       50    Applied Materials, Inc. *                              955
      182    Intel Corp.                                          3,320
       25    Linear Technology Corp.                                786
       71    Texas Instruments, Inc.                              1,682
                                                              ---------
                                                                  7,513
             SHIPPING/TRANSPORTATION -- 1.4%
       53    Union Pacific Corp.                                  3,354

             TELECOMMUNICATIONS -- 3.5%
      102    SBC Communications, Inc.                             3,125
      107    Sprint Corp.-- PCS Group *                             479
      121    Verizon Communications, Inc.                         4,874
                                                              ---------
                                                                  8,478
             TELECOMMUNICATIONS EQUIPMENT -- 0.9%
       79    Motorola, Inc.                                       1,140
       39    QUALCOMM, Inc. *                                     1,069
                                                              ---------
                                                                  2,209
             UTILITIES -- 3.6%
       77    American Electric Power Co., Inc.                    3,081
       68    DTE Energy Co.                                       3,036
       69    Pinnacle West Capital Corp.                          2,726
                                                              ---------
                                                                  8,843
-----------------------------------------------------------------------
             Total Long-Term Investments                        235,064
             (Cost $269,036)
-----------------------------------------------------------------------
     SHORT-TERM INVESTMENT --  4.2%
-----------------------------------------------------------------------

             MONEY MARKET FUND -- 4.2%
   10,281    JPMorgan Prime Money Market Fund (a)                10,281
             (Cost $10,281)
-----------------------------------------------------------------------
             Total Investments -- 100.0%                      $ 245,345
             (Cost $279,317)
-----------------------------------------------------------------------

                       See notes to financial statements.

   JPMORGAN SELECT LARGE CAP GROWTH FUND
   Portfolio of Investments

As of June 30, 2002 (unaudited)
(Amounts in thousands)

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 98.6%
             COMMON STOCKS -- 98.6%
             BIOTECHNOLOGY -- 3.1%
      143    Amgen, Inc. *                                    $   5,989
      164    Applied Biosystems Group -- (Applera Corp.)          3,196
                                                              ---------
                                                                  9,185
             BROADCASTING/CABLE -- 0.5%
       66    Comcast Corp., Class A *                             1,568

             BUSINESS SERVICES -- 1.9%
      126    Automatic Data Processing, Inc.                      5,487

             COMPUTER NETWORKS -- 2.2%
      461    Cisco Systems, Inc. *                                6,430

             COMPUTER SOFTWARE -- 10.0%
       61    Affiliated Computer Services, Inc., Class A *        2,887
       94    Electronic Data Systems Corp.                        3,496
      419    Microsoft Corp. *                                   22,939
                                                              ---------
                                                                 29,322
             COMPUTERS/COMPUTER HARDWARE -- 5.5%
      208    Dell Computer Corp. *                                5,437
      147    International Business Machines Corp.               10,606
                                                              ---------
                                                                 16,043
             CONSUMER PRODUCTS -- 5.3%
      136    Colgate-Palmolive Co.                                6,782
       62    Philip Morris Companies, Inc.                        2,708
       68    Procter & Gamble Co.                                 6,034
                                                              ---------
                                                                 15,524
             DIVERSIFIED -- 5.4%
      547    General Electric Co.                                15,876

             FINANCIAL SERVICES -- 8.1%
      148    American Express Co.                                 5,375
      176    Citigroup, Inc.                                      6,820
       63    Fannie Mae                                           4,646
       95    Goldman Sachs Group, Inc.                            6,969
                                                              ---------
                                                                 23,810
             FOOD/BEVERAGE PRODUCTS -- 6.9%
      132    PepsiCo, Inc.                                        6,374
      162    The Coca-Cola Co.                                    9,053
       74    Unilever NV, N.Y. Registered Shares
               (The Netherlands)                                  4,763
                                                              ---------
                                                                 20,190
             HEALTH CARE/HEALTH CARE SERVICES -- 0.9%
       56    Baxter International, Inc.                           2,507

             INSURANCE -- 2.8%
       42    Ambac Financial Group, Inc.                          2,822
       81    American International Group, Inc.                   5,527
                                                              ---------
                                                                  8,349

                       See notes to financial statements.

                                       37

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             MULTI-MEDIA -- 2.1%
      306    AOL Time Warner, Inc. *                          $   4,501
       85    Walt Disney Co.                                      1,607
                                                              ---------
                                                                  6,108
             OIL & GAS -- 1.3%
       94    Exxon Mobil Corp.                                    3,846

             PHARMACEUTICALS -- 21.0%
      169    Abbott Laboratories                                  6,348
      146    Bristol-Myers Squibb Co.                             3,754
       34    Cardinal Health, Inc.                                2,080
       97    Eli Lilly & Co.                                      5,448
       19    Forest Laboratories, Inc. *                          1,317
      217    Johnson & Johnson                                   11,343
       51    Medimmune, Inc. *                                    1,346
       76    Merck & Co., Inc.                                    3,849
      131    Mylan Laboratories, Inc.                             4,108
      484    Pfizer, Inc.                                        16,940
       99    Wyeth                                                5,084
                                                              ---------
                                                                 61,617
             RESTAURANTS/FOOD SERVICES -- 2.8%
      278    Yum! Brands, Inc. *                                  8,132

             RETAILING -- 10.6%
      252    Home Depot, Inc.                                     9,256
       63    Kohl's Corp. *                                       4,392
      316    Wal-Mart Stores, Inc.                               17,356
                                                              ---------
                                                                 31,004
             SEMI-CONDUCTORS -- 6.5%
      134    Applied Materials, Inc. *                            2,547
      690    Intel Corp.                                         12,606
      160    Texas Instruments, Inc.                              3,783
                                                              ---------
                                                                 18,936
             TELECOMMUNICATIONS -- 1.1%
       80    Verizon Communications, Inc.                         3,196

             TELECOMMUNICATIONS EQUIPMENT -- 0.6%
      128    Nokia OYJ, ADR (Finland)                             1,853
-----------------------------------------------------------------------
             Total Long-term Investments                        288,983
             (Cost $338,619)
-----------------------------------------------------------------------

     SHORT-TERM INVESTMENT -- 1.4%
-----------------------------------------------------------------------
             MONEY MARKET FUND -- 1.4%
    4,218    JPMorgan Prime Money Market Fund (a)                 4,218
             (Cost $4,218)
-----------------------------------------------------------------------
             Total Investments -- 100.0%                      $ 293,201
             (Cost $342,837)
-----------------------------------------------------------------------

                       See notes to financial statements.

    JPMORGAN SELECT MID CAP EQUITY FUND
    Portfolio of Investments

As of June 30, 2002 (unaudited)
(Amounts in thousands)

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 97.3%
             COMMON STOCKS -- 97.3%
             AEROSPACE -- 0.2%
        3    General Dynamics Corp.                           $     319

             AGRICULTURAL PRODUCTION/SERVICES -- 0.4%
       20    UST, Inc.                                              680

             APPAREL -- 2.2%
       76    Jones Apparel Group, Inc. *                          2,850
       15    VF Corp.                                               588
                                                              ---------
                                                                  3,438
             AUTOMOTIVE -- 1.3%
       12    AutoZone, Inc. *                                       951
       30    Genuine Parts Co.                                    1,046
                                                              ---------
                                                                  1,997
             BANKING -- 7.3%
       18    Associated Banc-Corp.                                  664
       60    Banknorth Group, Inc.                                1,561
       57    Compass Bancshares, Inc.                             1,914
       50    Cullen/Frost Bankers, Inc.                           1,798
       33    Mercantile Bankshares Corp.                          1,354
       15    New York Community Bancorp., Inc.                      407
       36    TCF Financial Corp.                                  1,773
       59    Wilmington Trust Corp.                               1,787
                                                              ---------
                                                                 11,258
             BIOTECHNOLOGY -- 0.8%
       12    Genzyme Corp.-General Division *                       234
       14    ICOS Corp. *                                           232
       15    IDEC Pharmaceuticals Corp. *                           525
       13    Myriad Genetics, Inc. *                                264
                                                              ---------
                                                                  1,255
             BROADCASTING/CABLE -- 1.5%
       57    Charter Communications, Inc., Class A *                234
       15    Clear Channel Communications, Inc. *                   480
       17    EchoStar Communications Corp., Class A *               310
       43    Mediacom Communications Corp. *                        337
       31    Univision Communications, Inc., Class A *              976
                                                              ---------
                                                                  2,337
             BUSINESS SERVICES -- 5.3%
       30    Cendant Corp. *                                        476
       15    ChoicePoint, Inc. *                                    679
       32    Concord EFS, Inc. *                                    954
       11    CSG Systems International, Inc. *                      203
       56    Deluxe Corp.                                         2,158
       31    Equifax, Inc.                                          832
       19    Hewitt Associates, Inc. *                              433
       20    IMS Health, Inc.                                       359
       21    Moody's Corp.                                        1,040
       24    Sungard Data Systems, Inc. *                           637
       10    Valassis Communications, Inc. *                        365
                                                              ---------
                                                                  8,136

                       See notes to financial statements.

                                       39

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             CHEMICALS -- 0.9%
       10    Ecolab, Inc.                                     $     462
       18    FMC Corp. *                                            543
        8    Sigma-Aldrich Corp.                                    376
                                                              ---------
                                                                  1,381
             COMPUTER NETWORKS -- 0.1%
       11    Brocade Communications Systems, Inc. *                 185

             COMPUTER SOFTWARE -- 3.6%
       27    Adobe Systems, Inc.                                    755
       14    Advent Software, Inc. *                                357
       25    Affiliated Computer Services, Inc., Class A *        1,164
       29    Citrix Systems, Inc. *                                 177
       10    Electronic Arts, Inc. *                                647
       14    Intuit, Inc. *                                         711
       15    National Instruments Corp. *                           488
       24    Rational Software Corp. *                              194
       15    Retek, Inc. *                                          357
       16    VERITAS Software Corp. *                               323
       62    Wind River Systems *                                   310
                                                              ---------
                                                                  5,483
             COMPUTERS/COMPUTER HARDWARE -- 0.9%
       10    Lexmark International, Inc. *                          544
       29    Network Appliance, Inc. *                              366
       12    Tech Data Corp. *                                      443
                                                              ---------
                                                                  1,353
             CONSTRUCTION -- 2.5%
       90    Clayton Homes, Inc.                                  1,422
       39    Lennar Corp.                                         2,405
                                                              ---------
                                                                  3,827
             CONSTRUCTION MATERIALS -- 1.6%
       11    American Standard Companies, Inc. *                    826
       10    Florida Rock Industries, Inc.                          340
       33    Martin Marietta Materials, Inc.                      1,287
                                                              ---------
                                                                  2,453
             CONSUMER PRODUCTS -- 0.5%
       15    Black & Decker Corp.                                   723

             DISTRIBUTION -- 0.4%
       15    Fastenal Co.                                           566

             ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.4%
       31    Amphenol Corp., Class A *                            1,101
       17    Jabil Circuit, Inc. *                                  355
       25    Sanmina-SCI Corp. *                                    157
       95    Vishay Intertechnology, Inc. *                       2,096
                                                              ---------
                                                                  3,709
             ENTERTAINMENT/LEISURE -- 2.3%
       17    Harrah's Entertainment, Inc. *                         763
       19    International Speedway Corp., Class A                  750

                       See notes to financial statements.

                                       40

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
       91    Park Place Entertainment Corp. *                 $     931
       30    Sabre Group Holdings, Inc. *                         1,073
                                                              ---------
                                                                  3,517
             ENVIRONMENTAL SERVICES -- 0.7%
       55    Republic Services, Inc. *                            1,049

             FINANCIAL SERVICES -- 4.4%
       17    A.G. Edwards, Inc.                                     657
       28    AmeriCredit Corp. *                                    777
       20    Golden West Financial Corp.                          1,376
       10    Legg Mason, Inc.                                       493
       10    SLM Corp.                                              969
       29    Stilwell Financial, Inc.                               535
       46    T. Rowe Price Group, Inc.                            1,512
       20    The Phoenix Companies, Inc.                            367
                                                              ---------
                                                                  6,686
             FOOD/BEVERAGE PRODUCTS -- 2.8%
       10    Brown-Forman Corp., Class B                            690
       15    Hormel Foods Corp.                                     359
       70    Pepsi Bottling Group, Inc.                           2,156
       32    The J.M. Smucker Co.                                 1,104
                                                              ---------
                                                                  4,309
             HEALTH CARE/HEALTH CARE SERVICES -- 11.6%
       14    Anthem, Inc. *                                         972
       14    Apogent Technologies, Inc. *                           284
       24    Biomet, Inc.                                           659
       51    Caremark Rx, Inc. *                                    833
       68    Dentsply International, Inc.                         2,492
       73    Health Management Associates, Inc., Class A *        1,467
       24    Laboratory Corp. of America Holdings *               1,073
       25    Lincare Holdings, Inc. *                               804
       41    Manor Care, Inc. *                                     945
       36    Omnicare, Inc.                                         935
       33    Oxford Health Plans, Inc. *                          1,534
       35    Priority Healthcare Corp., Class B *                   811
       14    St. Jude Medical, Inc. *                             1,063
       17    Stryker Corp.                                          931
       15    Trigon Healthcare, Inc. *                            1,509
       15    Varian Medical Systems, Inc. *                         588
       14    WellPoint Health Networks, Inc. *                    1,097
                                                              ---------
                                                                 17,997
             INDUSTRIAL COMPONENTS -- 0.2%
        3    SPX Corp. *                                            353

             INSURANCE -- 4.4%
       40    ACE LTD (Bermuda)                                    1,264
        5    CIGNA Corp.                                            487
       11    John Hancock Financial Services, Inc.                  401
        2    Markel Corp. *                                         414
       55    Radian Group, Inc.                                   2,689

                       See notes to financial statements.

                                       41

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
       23    Safeco Corp.                                     $     695
       20    Torchmark Corp.                                        764
                                                              ---------
                                                                  6,714
             INTERNET SERVICES/SOFTWARE -- 1.2%
       13    Expedia, Inc., Class A *                               772
       20    Network Associates, Inc. *                             385
        8    Symantec Corp. *                                       266
       18    TMP Worldwide, Inc. *                                  378
                                                              ---------
                                                                  1,801
             MANUFACTURING -- 1.0%
        7    Carlisle Companies, Inc.                               315
       25    Cooper Industries LTD, Class A                         982
       10    Crane Co.                                              254
                                                              ---------
                                                                  1,551
             MULTI-MEDIA -- 3.3%
       40    Belo Corp., Class A                                    904
       25    Cox Radio, Inc. *                                      607
       20    E.W. Scripps Co., Class A                            1,540
       25    Gannett Co., Inc.                                    1,899
       18    Gemstar-TV Guide International, Inc. *                  96
                                                              ---------
                                                                  5,046
             OIL & GAS -- 6.6%
       10    Burlington Resources, Inc.                             380
       25    Cooper Cameron Corp. *                               1,211
       20    Devon Energy Corp.                                     986
       23    EnCana Corp.                                           691
        8    ENSCO International, Inc.                              210
       80    FMC Technologies, Inc. *                             1,663
       19    Kinder Morgan, Inc.                                    726
       16    Nabors Industries LTD *                                579
       12    Phillips Petroleum Co.                                 707
       36    Pioneer Natural Resources Co. *                        935
       18    Pogo Producing Co.                                     587
       32    Talisman Energy, Inc. (Canada)                       1,462
                                                              ---------
                                                                 10,137
             PACKAGING -- 0.3%
       10    Sealed Air Corp. *                                     403

             PHARMACEUTICALS -- 2.4%
       24    AmerisourceBergen Corp.                              1,823
       17    Gilead Sciences, Inc. *                                556
       13    Medicis Pharmaceutical Corp. *                         556
       25    MedImmune, Inc. *                                      668
                                                              ---------
                                                                  3,603
             PRINTING & PUBLISHING -- 0.4%
        1    Washington Post Co., Class B                           545

             REAL ESTATE -- 0.5%
       20    LNR Property Corp.                                     690


                       See notes to financial statements.

                                       42

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUST -- 5.0%
       25    AMB Property Corp.                               $     775
       28    Cousins Properties, Inc.                               693
       28    Equity Residential Properties Trust                    805
       30    Kimco Realty Corp.                                     995
       20    Manufactured Home Communities, Inc.                    702
       73    Public Storage, Inc.                                 2,708
       20    Vornado Realty Trust                                   924
                                                              ---------
                                                                  7,602
             RESTAURANTS/FOOD SERVICES -- 1.5%
       48    Brinker International, Inc. *                        1,518
       25    CBRL Group, Inc.                                       775
                                                              ---------
                                                                  2,293
             RETAILING -- 3.9%
       18    Amazon.com, Inc. *                                     284
       12    Barnes & Noble, Inc. *                                 309
       18    Bed Bath & Beyond, Inc. *                              668
       17    BJ's Wholesale Club, Inc. *                            670
       18    CDW Computer Centers, Inc. *                           820
       19    Circuit City Stores, Inc.                              364
       28    Foot Locker, Inc. *                                    410
       34    Office Depot, Inc. *                                   575
       26    Staples, Inc. *                                        506
       12    The May Department Stores Co.                          395
       28    The TJX Companies, Inc.                                549
        9    Whole Foods Market, Inc. *                             434
                                                              ---------
                                                                  5,984
             SEMI-CONDUCTORS -- 2.6%
       41    Altera Corp. *                                         560
       44    Applied Micro Circuits Corp. *                         210
       18    Broadcom Corp., Class A *                              314
       20    Intersil Corp., Class A *                              423
       14    KLA-Tencor Corp. *                                     618
       42    Microchip Technology, Inc. *                         1,157
       20    Novellus Systems, Inc. *                               673
       30    Vitesse Semiconductor Corp. *                           92
                                                              ---------
                                                                  4,047
             SHIPPING/TRANSPORTATION -- 0.8%
       35    C.H. Robinson Worldwide, Inc.                        1,170

             TELECOMMUNICATIONS -- 1.2%
       68    Allegiance Telecom, Inc. *                             124
       31    Alltel Corp.                                         1,434
       31    Tekelec *                                              252
                                                              ---------
                                                                  1,810
             TEXTILES -- 0.3%
        8    Mohawk Industries, Inc. *                              492

             TRANSPORTATION -- 0.5%
       30    Canadian Pacific Railway LTD (Canada)                  723


                       See notes to financial statements.

                                       43

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             UTILITIES -- 7.5%
       20    Alliant Energy Corp.                             $     514
       18    American Water Works, Co., Inc.                        778
       30    Dominion Resources, Inc.                             1,986
       98    Energy East Corp.                                    2,216
       44    FirstEnergy Corp.                                    1,479
       28    Nicor, Inc.                                          1,281
       20    NSTAR                                                  896
       14    Pinnacle West Capital Corp.                            541
       15    PPL Corp.                                              496
       44    SCANA Corp.                                          1,358
                                                              ---------
                                                                 11,545

-----------------------------------------------------------------------
             Total Long-Term Investments                        149,167
             (Cost $136,631)
-----------------------------------------------------------------------
    SHORT-TERM INVESTMENT -- 2.7%
-----------------------------------------------------------------------
             MONEY MARKET FUND -- 2.7%
    4,142    JPMorgan Prime Money Market Fund (a)                 4,142
             (Cost $4,142)
-----------------------------------------------------------------------
             Total Investments -- 100.0%                      $ 153,309
             (Cost $140,773)
-----------------------------------------------------------------------

                       See notes to financial statements.

    JPMORGAN SELECT SMALL CAP EQUITY FUND
    Portfolio of Investments

As of June 30, 2002 (unaudited)
(Amounts in thousands)

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 95.3%
-----------------------------------------------------------------------
             COMMON STOCKS-- 95.3%
             AEROSPACE -- 3.2%
       85    Alliant Techsystems, Inc. *                      $   5,441
      235    BE Aerospace, Inc. *                                 3,093
       79    Esterline Technologies Corp. *                       1,793
                                                              ---------
                                                                 10,327
             AIRLINES -- 0.7%
       93    SkyWest, Inc.                                        2,166

             APPLIANCES & HOUSEHOLD DURABLES -- 0.8%
       80    Furniture Brands International, Inc. *               2,423

             AUTOMOTIVE -- 4.7%
       62    BorgWarner, Inc.                                     3,561
      146    Gentex Corp. *                                       4,000
      101    Lithia Motors, Inc., Class A *                       2,719
       83    O'Reilly Automotive, Inc. *                          2,279
       62    Winnebago Industries, Inc.                           2,732
                                                              ---------
                                                                 15,291
             BANKING -- 6.2%
       68    City National Corp.                                  3,671
       50    Commerce Bancorp., Inc.                              2,208
      117    East-West Bancorp., Inc.                             4,035
       59    Southwest Bancorp of Texas, Inc. *                   2,141
      130    The Colonial BancGroup, Inc.                         1,952
       75    UCBH Holdings, Inc.                                  2,843
      114    United Bankshares, Inc.                              3,341
                                                              ---------
                                                                 20,191
             BIOTECHNOLOGY -- 0.3%
       51    Molecular Devices Corp. *                              904

             BROADCASTING/CABLE -- 1.0%
      276    Entravision Communications Corp., Class A *          3,375

             BUSINESS SERVICES -- 3.4%
      193    Copart, Inc. *                                       3,131
       62    Fair, Isaac & Co., Inc.                              2,034
      106    Iron Mountain, Inc. *                                3,272
      135    On Assignment, Inc. *                                2,398
                                                              ---------
                                                                 10,835
             CHEMICALS -- 2.1%
       24    Cabot Microelectronics Corp. *                       1,036
       67    OM Group, Inc.                                       4,160
       60    Spartech Corp.                                       1,634
                                                              ---------
                                                                  6,830
             COMPUTER NETWORKS -- 0.8%
       60    Avocent Corp. *                                        950
       32    Cerner Corp. *                                       1,512
                                                              ---------
                                                                  2,462

                       See notes to financial statements.

                                       45

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             COMPUTER SOFTWARE -- 4.1%
       27    BARRA, Inc. *                                    $   1,011
      142    CACI International, Inc., Class A *                  5,412
      120    JDA Software Group, Inc. *                           3,395
       90    Macromedia, Inc. *                                     798
      128    Mentor Graphics Corp. *                              1,813
       26    THQ, Inc. *                                            775
                                                              ---------
                                                                 13,204
             CONSTRUCTION -- 3.8%
       65    D.R. Horton, Inc.                                    1,682
       70    EMCOR Group, Inc. *                                  4,100
        9    NVR, Inc. *                                          2,778
      128    Toll Brothers, Inc. *                                3,750
                                                              ---------
                                                                 12,310
             CONSTRUCTION MATERIALS -- 1.0%
       52    Florida Rock Industries, Inc.                        1,866
       39    Texas Industries, Inc.                               1,241
                                                              ---------
                                                                  3,107
             CONSUMER PRODUCTS -- 1.8%
      121    Church & Dwight Co., Inc.                            3,782
       93    Fossil, Inc. *                                       1,912
                                                              ---------
                                                                  5,694
             CONSUMER SERVICES -- 1.2%
       55    Education Management Corp. *                         2,247
       60    Regis Corp.                                          1,610
                                                              ---------
                                                                  3,857
             ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.0%
       72    Ametek, Inc.                                         2,663
      113    Varian, Inc. *                                       3,712
                                                              ---------
                                                                  6,375
             ENGINEERING SERVICES -- 1.2%
      110    Jacobs Engineering Group, Inc. *                     3,826

             ENTERTAINMENT/LEISURE -- 0.6%
      142    Boyd Gaming Corp. *                                  2,040

             ENVIRONMENTAL SERVICES -- 1.0%
      104    Waste Connections, Inc. *                            3,246

             FINANCIAL SERVICES -- 2.0%
       51    Affiliated Managers Group, Inc. *                    3,155
      113    Raymond James Financial, Inc.                        3,203
                                                              ---------
                                                                  6,358
             FOOD/BEVERAGE PRODUCTS -- 4.4%
       65    American Italian Pasta Co., Class A *                3,314
      132    Constellation Brands, Inc. *                         4,208
      121    Fleming Companies, Inc.                              2,189
      136    Performance Food Group Co. *                         4,605
                                                              ---------
                                                                 14,316

                       See notes to financial statements.

                                       46

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             HEALTH CARE/HEALTH CARE SERVICES -- 10.1%
      195    Community Health Systems, Inc. *                 $   5,221
       99    Cooper Companies, Inc.                               4,682
       87    Henry Schein, Inc. *                                 3,849
      108    NDCHealth Corp.                                      3,019
       67    Ocular Sciences, Inc. *                              1,770
       86    Owens & Minor, Inc.                                  1,693
       54    Oxford Health Plans, Inc. *                          2,500
       54    Patterson Dental Co. *                               2,740
      250    Province Healthcare Co. *                            5,578
       51    Respironics, Inc. *                                  1,737
                                                              ---------
                                                                 32,789
             HOTELS/OTHER LODGING -- 1.1%
      214    Extended Stay America, Inc. *                        3,466

             INSURANCE -- 3.8%
       54    Brown & Brown, Inc.                                  1,710
      151    HCC Insurance Holdings, Inc.                         3,973
       78    Hilb, Rogal & Hamilton Co.                           3,539
       16    Markel Corp. *                                       3,172
                                                              ---------
                                                                 12,394
             INTERNET SERVICES/SOFTWARE -- 0.9%
       84    ProQuest Co. *                                       2,968

             MACHINERY & ENGINEERING EQUIPMENT -- 1.7%
       87    IDEX Corp.                                           2,911
      105    Regal-Beloit Corp.                                   2,545
                                                              ---------
                                                                  5,456
             MANUFACTURING -- 1.4%
       56    AptarGroup, Inc.                                     1,716
       81    Kennametal, Inc.                                     2,946
                                                              ---------
                                                                  4,662
             METALS/MINING -- 0.7%
      144    Century Aluminum Co.                                 2,143

             MULTI-MEDIA -- 1.7%
      133    Emmis Communications Corp. *                         2,827
       60    Entercom Communications Corp. *                      2,740
                                                              ---------
                                                                  5,567
             OIL & GAS -- 4.8%
       87    Newfield Exploration Co. *                           3,226
      229    Pride International, Inc. *                          3,593
      147    Swift Energy Co. *                                   2,313
       80    The Laclede Group, Inc.                              1,876
       85    Varco International, Inc. *                          1,498
       84    Vintage Petroleum, Inc.                                996
       97    XTO Energy, Inc.                                     2,003
                                                              ---------
                                                                 15,505
             PHARMACEUTICALS -- 1.7%
       80    CV Therapeutics, Inc. *                              1,488
      127    Scios, Inc. *                                        3,875
                                                              ---------
                                                                  5,363

                       See notes to financial statements.

                                       47

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUST -- 1.9%
       74    Alexandria Real Estate Equities, Inc.            $   3,666
       71    Chelsea Property Group, Inc.                         2,388
                                                              ---------
                                                                  6,054
             RESTAURANTS/FOOD SERVICES -- 2.8%
      133    AFC Enterprises, Inc. *                              4,141
       60    Jack in the Box, Inc. *                              1,898
       99    Sonic Corp. *                                        3,107
                                                              ---------
                                                                  9,146
             RETAILING -- 5.8%
      167    Chico's FAS, Inc. *                                  6,081
      113    Genesco, Inc. *                                      2,739
      118    Luby's, Inc. *                                         776
      228    Pier 1 Imports, Inc.                                 4,792
      112    School Specialty, Inc. *                             2,977
       36    Zale Corp. *                                         1,291
                                                              ---------
                                                                 18,656
             SEMI-CONDUCTORS -- 4.4%
      104    Asyst Technologies, Inc. *                           2,120
      113    Brooks-PRI Automation, Inc. *                        2,899
       51    International Rectifier Corp. *                      1,495
      102    Microsemi Corp. *                                      675
       91    Semtech Corp. *                                      2,430
      128    Therma-Wave, Inc. *                                  1,461
       89    Varian Semiconductor Equipment Associates, Inc. *    3,003
                                                              ---------
                                                                 14,083
             SHIPPING/TRANSPORTATION -- 1.3%
      125    C.H. Robinson Worldwide, Inc.                        4,196

             TELECOMMUNICATIONS -- 0.3%
      119    Tekelec *                                              952

             TELECOMMUNICATIONS EQUIPMENT -- 0.6%
      145    CommScope, Inc. *                                    1,808

             TEXTILES -- 1.1%
       58    Mohawk Industries, Inc. *                            3,547

             TRANSPORTATION -- 1.1%
      164    Werner Enterprises, Inc.                             3,498

             UTILITIES -- 1.8%
      127    American States Water Co.                            3,359
       65    Philadelphia Suburban Corp.                          1,308
       52    PNM Resources, Inc.                                  1,268
                                                              ---------
                                                                  5,935
-----------------------------------------------------------------------
             Total Long-Term Investments                        307,325
             (Cost $271,177)
-----------------------------------------------------------------------

                       See notes to financial statements.

                                       48

   SHARES    ISSUER                                               VALUE
-----------------------------------------------------------------------
     SHORT-TERM INVESTMENT -- 4.7%
-----------------------------------------------------------------------
             MONEY MARKET FUND -- 4.7%
   15,107    JPMorgan Prime Money Market Fund (a)             $  15,107
             (Cost $15,107)
-----------------------------------------------------------------------
             Total Investments -- 100.0%                      $ 322,432
             (Cost $286,284)
-----------------------------------------------------------------------

                       See notes to financial statements.

Abbreviations:
*    -- Non-income producing security.
^^   -- Amount rounds to less than one thousand.
+    -- All or a portion of this security is segregated for TBA, when issued or delayed delivery securities.
#    -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@    -- Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
ADR  -- American Depositary Receipt.
FRN  -- Floating Rate Note: The maturity date is the actual maturity date; the rate shown is the rate in effect as of June 30, 2002.
MTN  -- Medium Term Note.
Ser. -- Series.
SUB  -- Step-Up Bond: The maturity date shown is the actual maturity date; the rate shown is the rate in effect as of June 30, 2002.
TBA  -- To Be Announced.
USD  -- United States Dollar.

                       See notes to financial statements.

    JPMORGAN FUNDS
    Statement of Assets & Liabilities

As of June 30, 2002 (unaudited)
(Amounts in thousands, except per share amounts)

                                                                 SELECT         SELECT
                                                                BALANCED     EQUITY INCOME
                                                                  FUND           FUND
---------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                          $    51,886   $   367,268
     Cash                                                               6            23
     Receivables:
       Investment securities sold                                   5,202            --
       Interest and dividends                                         194           682
---------------------------------------------------------------------------------------------
   Total Assets                                                    57,288       367,973
---------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Dividends                                                      182           423
       Investment securities purchased                             10,664            --
       Margin account for futures contracts                             1            --
     Accrued liabilities:
       Investment advisory fees                                        20           123
       Administration fees                                              2            46
       Shareholder servicing fees                                       4            77
       Custodian fees                                                  14            16
       Trustees' fees                                                  30           163
       Other                                                           48            86
---------------------------------------------------------------------------------------------
   Total Liabilities                                               10,965           934
---------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                               49,295       411,404
     Accumulated undistributed (overdistributed)
       net investment income                                          (31)         (213)
     Accumulated net realized gain (loss) on
       investments and futures                                       (508)      (16,547)
     Net unrealized appreciation (depreciation)
       of investments and futures                                  (2,433)      (27,605)
---------------------------------------------------------------------------------------------
   Total Net Assets                                           $    46,323   $   367,039
---------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001
     par value; unlimited number of shares authorized):             2,559        20,393
   Net Asset Value, redemption and offering price per share   $     18.10   $     18.00
---------------------------------------------------------------------------------------------
   Cost of investments                                        $    54,302   $   394,873
=============================================================================================

                       See notes to financial statements.

                                       51

                                                                  SELECT         SELECT
                                                                 LARGE CAP      LARGE CAP
                                                                EQUITY FUND    GROWTH FUND
---------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                          $   245,345   $   293,201
     Cash                                                              25            20
     Receivables:
       Investment securities sold                                      --        13,240
       Interest and dividends                                         324           290
---------------------------------------------------------------------------------------------
   Total Assets                                                   245,694       306,751
---------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Dividends                                                      176           109
       Investment securities purchased                                 --         6,441
     Accrued liabilities:
       Investment advisory fees                                        82           103
       Administration fees                                             27            26
       Shareholder servicing fees                                      51            39
       Custodian fees                                                  21            16
       Trustees' fees                                                  41           136
       Other                                                           69            58
---------------------------------------------------------------------------------------------
   Total Liabilities                                                  467         6,928
---------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                              302,292       431,351
     Accumulated undistributed (overdistributed)
       net investment income                                          (14)          (31)
     Accumulated net realized gain (loss)
       on investments                                             (23,079)      (81,861)
     Net unrealized appreciation (depreciation)
       of investments                                             (33,972)      (49,636)
---------------------------------------------------------------------------------------------
   Total Net Assets                                           $   245,227   $   299,823
---------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001
     par value; unlimited number of shares authorized):            11,473        21,721
   Net Asset Value, redemption and offering price per share   $     21.38   $     13.80
---------------------------------------------------------------------------------------------
   Cost of investments                                        $   279,317   $   342,837
=============================================================================================

                       See notes to financial statements.

                                       52

                                                                SELECT         SELECT
                                                                MID CAP       SMALL CAP
                                                              EQUITY FUND    EQUITY FUND
---------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                          $   153,309   $   322,432
     Cash                                                              68            25
     Receivables:
       Interest and dividends                                         149           181
---------------------------------------------------------------------------------------------
   Total Assets                                                   153,526       322,638
---------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Dividends                                                      811         2,170
       Investment securities purchased                                353            --
     Accrued liabilities:
       Investment advisory fees                                        77            88
       Administration fees                                             13            29
       Custodian fees                                                  20            30
       Trustees' fees                                                  25            81
       Other                                                           52            48
---------------------------------------------------------------------------------------------
   Total Liabilities                                                1,351         2,446
---------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                              130,911       266,115
     Accumulated undistributed (overdistributed)
       net investment income                                            1            (9)
     Accumulated net realized gain (loss)
       on investments                                               8,727        17,938
     Net unrealized appreciation (depreciation)
       of investments                                              12,536        36,148
---------------------------------------------------------------------------------------------
   Total Net Assets                                           $   152,175   $   320,192
---------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001
     par value; unlimited number of shares authorized):             5,507         8,100
   Net Asset Value, redemption and offering price per share   $     27.63   $     39.53
---------------------------------------------------------------------------------------------
   Cost of investments                                        $   140,773   $   286,284
=============================================================================================

                       See notes to financial statements.

    JPMORGAN FUNDS
    Statement of Operations

For the six months ended June 30, 2002 (unaudited)
(Amounts in thousands)

                                                                    SELECT        SELECT
                                                                   BALANCED    EQUITY INCOME
                                                                     FUND          FUND
---------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                 $       393   $        --
     Dividend                                                         198         4,325
     Dividend income from affiliated investments*                      59            33
     Foreign taxes withheld                                            --            (2)
---------------------------------------------------------------------------------------------
   Total investment income                                            650         4,356
---------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                         135           797
     Administration fees                                               41           299
     Shareholder servicing fees                                        68           498
     Custodian fees                                                    68            49
     Printing and postage                                               1             3
     Professional fees                                                 11            18
     Registration expenses                                              5             1
     Transfer agent fees                                                9            14
     Trustees' fees                                                     1             2
     Other                                                              2            13
---------------------------------------------------------------------------------------------
   Total expenses                                                     341         1,694
---------------------------------------------------------------------------------------------
     Less amounts waived                                               70           182
---------------------------------------------------------------------------------------------
       Net expenses                                                   271         1,512
---------------------------------------------------------------------------------------------
   Net investment income                                              379         2,844
---------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
       Investments                                                    (55)      (15,738)
       Futures                                                       (142)           --
     Change in net unrealized appreciation/depreciation of:
       Investments                                                 (5,873)      (19,934)
       Futures                                                          1            --
---------------------------------------------------------------------------------------------
     Net realized and unrealized gain
       (loss) on investments and futures                           (6,069)      (35,672)
---------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations    $    (5,690)  $   (32,828)
---------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
   administration and shareholder servicing fees:             $         5   $         2
=============================================================================================

                       See notes to financial statements.

                                       54

                                                                   SELECT         SELECT
                                                                 LARGE CAP      LARGE CAP
                                                                EQUITY FUND    GROWTH FUND
---------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend                                                 $     1,800   $     1,720
     Dividend income from affiliated investments*                     111            75
---------------------------------------------------------------------------------------------
   Total investment income                                          1,911         1,795
---------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                         499           742
     Administration fees                                              187           278
     Shareholder servicing fees                                       312           464
     Custodian fees                                                    50            48
     Printing and postage                                               2             2
     Professional fees                                                 19            14
     Registration expenses                                              1             4
     Transfer agent fees                                               10            15
     Trustees' fees                                                     1             2
     Other                                                              7             9
---------------------------------------------------------------------------------------------
   Total expenses                                                   1,088         1,578
---------------------------------------------------------------------------------------------
     Less amounts waived                                               88           445
     Less earnings credits                                             --             1
---------------------------------------------------------------------------------------------
       Net expenses                                                 1,000         1,132
---------------------------------------------------------------------------------------------
   Net investment income                                              911           663
---------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                  (4,735)      (17,499)
     Change in net unrealized appreciation/depreciation of:
      Investments                                                 (31,675)      (62,926)
---------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments       (36,410)      (80,425)
---------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations    $   (35,499)  $   (79,762)
---------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
   administration and shareholder servicing fees:             $         7   $         6
=============================================================================================

                       See notes to financial statements.

                                       55

                                                                SELECT        SELECT
                                                                MID CAP      SMALL CAP
                                                              EQUITY FUND   EQUITY FUND
---------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend                                                 $       740   $       815
     Dividend income from affiliated investments*                      74            73
---------------------------------------------------------------------------------------------
   Total investment income                                            814           888
---------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                         502         1,054
     Administration fees                                              116           243
     Shareholder servicing fees                                       193           405
     Custodian fees                                                    35            57
     Printing and postage                                               1             7
     Professional fees                                                 13            15
     Registration expenses                                              4             3
     Transfer agent fees                                               10             9
     Trustees' fees                                                     1             2
     Other                                                              3             8
---------------------------------------------------------------------------------------------
   Total expenses                                                     878         1,803
---------------------------------------------------------------------------------------------
     Less amounts waived                                              349         1,071
---------------------------------------------------------------------------------------------
       Net expenses                                                   529           732
---------------------------------------------------------------------------------------------
   Net investment income                                              285           156
---------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
       Investments                                                  8,734        17,938
     Change in net unrealized appreciation/depreciation of:
       Investments                                                (18,688)      (24,163)
---------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments        (9,954)       (6,225)
---------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations    $    (9,669)  $    (6,069)
---------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
   administration and shareholder servicing fees :            $         4   $         5
=============================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in thousands)

                                                                SELECT BALANCED FUND                 SELECT EQUITY INCOME FUND
                                                         -----------------------------------   -------------------------------------
                                                          1/1/02       11/1/01      YEAR         1/1/02       11/1/01      YEAR
                                                          THROUGH      THROUGH      ENDED        THROUGH      THROUGH      ENDED
                                                          6/30/02    12/31/01(a)   10/31/01      6/30/02    12/31/01(a)   10/31/01
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                  $     379    $     166    $   1,873    $   2,844    $     639    $   4,682
  Net realized gain (loss) on investments and futures         (197)          57        1,865      (15,738)        (338)        (466)
  Change in net unrealized appreciation/depreciation of
    investments and futures                                 (5,872)       1,971      (16,291)     (19,934)      28,437     (126,577)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations       (5,690)       2,194      (12,553)     (32,828)      28,738     (122,361)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                       (378)        (107)      (1,922)      (2,869)        (579)      (4,596)
  Net realized gain on investment transactions                (135)      (1,484)     (30,876)          --           --      (41,155)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                       (513)      (1,591)     (32,798)      (2,869)        (579)     (45,751)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                                   35          362        3,417       15,173        2,296       31,977
  Dividends reinvested                                           3        1,395       30,162           16            2       39,195
  Cost of shares redeemed                                   (7,441)      (3,789)     (47,671)     (27,899)     (20,687)    (122,062)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital share transactions     (7,403)      (2,032)     (14,092)     (12,710)     (18,389)     (50,890)
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets              $ (13,606)      (1,429)     (59,443)     (48,407)       9,770     (219,002)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                       59,929       61,358      120,801      415,446      405,676      624,678
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                          $  46,323    $  59,929    $  61,358    $ 367,039    $ 415,446    $ 405,676
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulated undistributed (overdistributed) net
    investment income                                    $     (31)   $     (32)   $     (93)   $    (213)   $    (188)   $    (250)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                         2           17          146          783          117        1,512
  Reinvested                                                    --+          69        1,374            1           --+       1,801
  Redeemed                                                    (389)        (182)      (2,093)      (1,435)      (1,067)      (5,749)
-----------------------------------------------------------------------------------------------------------------------------------
    Change in shares                                          (387)         (96)        (573)        (651)        (950)      (2,436)
===================================================================================================================================

(a) The Fund changed its fiscal year end from October 31 to December 31.
+   Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                            SELECT LARGE CAP EQUITY FUND           SELECT LARGE CAP GROWTH FUND
                                                         -----------------------------------   ------------------------------------
                                                          1/1/02       11/1/01      YEAR         1/1/02       11/1/01      YEAR
                                                          THROUGH      THROUGH      ENDED        THROUGH      THROUGH      ENDED
                                                          6/30/02    12/31/01(a)   10/31/01      6/30/02    12/31/01(a)   10/31/01
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                  $     911   $      170   $      939   $      663   $      415   $    1,240
  Net realized gain (loss) on investments                   (4,735)      (1,088)     (17,244)     (17,499)      (3,297)     (60,806)
  Change in net unrealized appreciation/depreciation of
    investments                                            (31,675)      18,070      (55,917)     (62,926)      31,331     (199,578)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations      (35,499)      17,152      (72,222)     (79,762)      28,449     (259,144)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                       (878)        (133)      (1,050)        (535)        (601)      (1,221)
  Net realized gain on investment transactions                  --           --      (27,792)          --           --     (291,743)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                       (878)        (133)     (28,842)        (535)        (601)    (292,964)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                               64,877        7,175       75,487       11,862        3,476       59,090
  Dividends reinvested                                           2           --+      24,591            7            9      274,390
  Cost of shares redeemed                                  (15,107)      (4,322)     (37,868)     (65,041)     (21,076)    (196,969)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital share transactions     49,772        2,853       62,210      (53,172)     (17,591)     136,511
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                 13,395       19,872      (38,854)    (133,469)      10,257     (415,597)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                      231,832      211,960      250,814      433,292      423,035      838,632
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                          $ 245,227   $  231,832   $  211,960   $  299,823   $  433,292   $  423,035
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulated undistributed (overdistributed) net
    investment income                                    $     (14)  $       47   $      (85)  $      (31)  $     (159)  $       26
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                     2,744          291        2,868          741          200        2,876
  Reinvested                                                    --+          --+         899           --+           1       13,557
  Redeemed                                                    (636)        (176)      (1,406)      (3,934)      (1,213)     (10,043)
-----------------------------------------------------------------------------------------------------------------------------------
    Change in shares                                         2,108          115        2,361       (3,193)      (1,012)       6,390
===================================================================================================================================

(a) The Fund changed its fiscal year end from October 31 to December 31.
+   Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                            SELECT MID CAP EQUITY FUND             SELECT SMALL CAP EQUITY FUND
                                                         ----------------------------------    ------------------------------------
                                                          1/1/02       11/1/01      YEAR         1/1/02       11/1/01       YEAR
                                                          THROUGH      THROUGH      ENDED        THROUGH      THROUGH      ENDED
                                                          6/30/02    12/31/01(a)   10/31/01      6/30/02    12/31/01(a)   10/31/01
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                  $     285   $       91   $      578   $      156   $       46   $      926
  Net realized gain (loss) on investments                    8,734          603          530       17,938        3,331       (1,199)
  Change in net unrealized appreciation/depreciation of
    investments                                            (18,688)      16,935      (25,662)     (24,163)      27,449      (58,941)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase in net assets from operations                  (9,669)      17,629      (24,554)      (6,069)      30,826      (59,214)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                       (254)         (93)        (635)         (79)         (62)      (1,236)
  Net realized gain on investment transactions                (610)        (475)     (27,722)      (2,129)          --      (50,412)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                       (864)        (568)     (28,357)      (2,208)         (62)     (51,648)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                               16,568        7,151       16,225       37,596        4,920       42,308
  Dividends reinvested                                           1          440       27,171           --+          --+      47,450
  Cost of shares redeemed                                   (8,924)      (2,265)     (21,954)     (26,453)     (17,792)     (58,995)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital share transactions      7,645        5,326       21,442       11,143      (12,872)      30,763
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                 (2,888)      22,387      (31,469)       2,866       17,892      (80,099)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                      155,063      132,676      164,145      317,326      299,434      379,533
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                          $ 152,175   $  155,063   $  132,676   $  320,192   $  317,326   $  299,434
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulated undistributed (overdistributed) net
    investment income                                    $       1   $      (30)  $      (21)  $       (9)  $      (86)  $      (74)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                       562          251          543          899          124        1,068
  Reinvested                                                    --+          16          937           --+          --+       1,216
  Redeemed                                                    (310)         (81)        (748)        (641)        (453)      (1,537)
-----------------------------------------------------------------------------------------------------------------------------------
    Change in shares                                           252          186          732          258         (329)         747
===================================================================================================================================

(a) The Fund changed its fiscal year end from October 31 to December 31.
+   Amounts round to less than one thousand.

                       See notes to financial statements.

    JPMORGAN FUNDS
    Notes to Financial Statements (unaudited)

1. ORGANIZATION
Mutual Fund Select Group ("MFSG") (the "Trust") was organized on October 1, 1996 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The following are six separate portfolios of the Trust (collectively, the "Funds"). Each Fund offers the Select class of shares.

               FUND

               JPMorgan Select Balanced Fund ("BF")
               JPMorgan Select Equity Income Fund ("EIF")
               JPMorgan Select Large Cap Equity Fund ("LCEF") JPMorgan Select Large Cap Growth Fund ("LCGF") JPMorgan Select Mid Cap Equity Fund ("MCEF") JPMorgan Select Small Cap Equity Fund ("SCEF")

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financials statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Fund is invested.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Funds invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Funds to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subject the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subject the Funds to unlimited risk of loss.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2002, BF had outstanding futures contracts as listed on its Portfolio of Investments.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

    1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

    2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Similarly, the Funds do not isolate the effect of changes in the market prices of long-term debt. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

E. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds may write options on securities futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of June 30, 2002, the Funds had no outstanding written options.

F. DOLLAR ROLLS -- The Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds' policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. BF had TBA Dollar Rolls outstanding as of June 30, 2002, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities.

G. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

H. ALLOCATION OF EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis.

I. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

J. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") acts as the investment adviser to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"), is the Adviser for the Funds. The Adviser supervises the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                               INVESTMENT
               FUND            ADVISORY FEE(%)
               ------------------------------
               BF                     0.50%
               EIF                    0.40%
               LCEF                   0.40%
               LCGF                   0.40%
               MCEF                   0.65%
               SCEF                   0.65%

The Advisers voluntarily waived fees as outlined in Note 2.F. below.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any duplicate investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Funds Services, LP ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has voluntarily waived fees as outlined in Note 2.F. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter. The Trustees have adopted Distribution

Plans (the "Distribution Plans") for Class A and B Shares of MCEF in accordance with Rule 12b-1 under the 1940 Act. The Select shares have no 12b-1 fee and Class A and Class B shares of MCEF are not publicly available.

D. SHAREHOLDER SERVICING FEE -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMCB under which JPMCB provides account administration and personal account maintenance service to the shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets.

The Shareholder Servicing Agents have voluntarily waived fees as outlined in
Note 2.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

F. WAIVER OF FEES -- For the six months ended June 30, 2002, the Funds' vendors voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                INVESTMENT                       SHAREHOLDER
      FUND       ADVISORY     ADMINISTRATION      SERVICING
      ------------------------------------------------------
      BF        $   --        $     27           $   43
      EIF          128              54               --
      LCEF          --              37               51
      LCGF          10              83              352
      MCEF         124              32              193
      SCEF         601              65              405

G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

3. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

            PURCHASES         SALES        PURCHASES       SALES
         (EXCLUDING U.S. (EXCLUDING U.S.    OF U.S.       OF U.S.
   FUND    GOVERNMENT)     GOVERNMENT)    GOVERNMENT    GOVERNMENT
   ---------------------------------------------------------------
   BF      $  38,665       $  43,757      $ 52,246      $ 53,055
   EIF       262,782         276,436            --            --
   LCEF      160,978         110,696            --            --
   LCGF      142,280         181,031            --            --
   MCEF      104,097          85,223            --            --
   SCEF       86,160          91,136            --            --

4. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2002, are as follows (amounts in thousands):

                           GROSS          GROSS     NET UNREALIZED
           AGGREGATE    UNREALIZED     UNREALIZED    APPRECIATION/
   FUND      COST      APPRECIATION   DEPRECIATION  (DEPRECIATION)
   ---------------------------------------------------------------
   BF      $  54,302     $  2,829      $  (5,245)      $  (2,416)
   EIF       394,873       15,521        (43,126)        (27,605)
   LCEF      279,317        8,871        (42,843)        (33,972)
   LCGF      342,837       16,463        (66,099)        (49,636)
   MCEF      140,773       23,446        (10,910)         12,536
   SCEF      286,284       61,117        (24,969)         36,148

5. BANK BORROWINGS
Pursuant to a Line of Credit Agreement dated April 12, 2002, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 11, 2003.

Prior to April 12, 2002, the Funds could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets were repaid before the Fund could make additional investments. The Funds had entered into an agreement, which enabled them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro rata basis to the Funds. This Agreement expired on April 12, 2002.

The Funds had no borrowings outstanding at June 30, 2002, nor at any time during the six months then ended.

6. CONCENTRATIONS
From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of June 30, 2002, LCGF invested approximately 21.0% of its respective portfolio in securities issued by pharmaceutical companies.

7. SUBSEQUENT EVENT
The Funds' Board of Trustees approved the modification of the Funds' respective investment objectives and strategies as follows:

JPMorgan Select Equity Income Fund will now seek to provide income and maximize after tax capital appreciation from a portfolio of large cap equity securities. Pursuant to its new strategy, the Fund's advisor will try to identify high-quality large companies, that are considered to be undervalued according to the adviser's proprietary research, while underweighting or avoiding those that appear overvalued. The Fund will seek to reduce, but not eliminate, the taxes incurred by shareholders in connection with the Fund's realized capital gains. However, the Fund may invest in companies that ordinarily pay dividends, which will be taxed as ordinary income.

Additionally, JPMorgan Select Large Cap Growth, will now seek to maximize after tax long-term capital growth. It will also seek to reduce but not eliminate the taxes incurred by shareholders in connection with the Fund's realized capital gains. In addition, the Fund is changing its dividend distribution policy to distribute any net investment income at least quarterly.

As a result, JPMorgan Select Equity Income Fund will be renamed JPMorgan Tax Aware Large Cap Value Fund, and JPMorgan Select Large Cap Growth Fund will also be renamed JPMorgan Tax Aware Large Cap Growth Fund.

These changes to the Funds have been filed with the Securities and Exchange Commission and are expected to become effective on or about October 15, 2002.

JPMORGAN FUNDS
Financial Highlights (unaudited)

                                                                           SELECT BALANCED FUND
                                        ----------------------------------------------------------------------------------------
                                         1/01/02       11/01/01                        YEAR ENDED                       1/01/97*
                                         THROUGH       THROUGH     ------------------------------------------------     THROUGH
                                         6/30/02       12/31/01**   10/31/01     10/31/00     10/31/99     10/31/98     10/31/97
                                        ---------      ---------   ---------   ----------   ----------   ----------   ----------
Per share operating performance:
Net asset value, beginning of period    $   20.34      $  20.17    $   33.42   $    34.64   $    33.53   $    34.08   $    30.62
                                        ---------      --------    ---------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income                      0.14          0.06         0.49         0.79         1.17         1.32         1.17
  Net gains or losses on securities
    (both realized and unrealized)          (2.19)         0.67        (4.13)        0.98         3.12         3.05         3.46
                                        ---------      --------    ---------   ----------   ----------   ----------   ----------
    Total from investment operations        (2.05)         0.73        (3.64)        1.77         4.29         4.37         4.63
                                        ---------      --------    ---------   ----------   ----------   ----------   ----------
Less distributions:
  Dividends from net investment income       0.14          0.04         0.51         0.77         1.17         1.31         1.17
  Distributions from capital gains           0.05          0.52         9.10         2.22         2.01         3.61           --
                                        ---------      --------    ---------   ----------   ----------   ----------   ----------
    Total distributions                      0.19          0.56         9.61         2.99         3.18         4.92         1.17
                                        ---------      --------    ---------   ----------   ----------   ----------   ----------
Net asset value, end of period          $   18.10      $  20.34    $   20.17   $    33.42   $    34.64   $    33.53   $    34.08
                                        =========      ========    =========   ==========   ==========   ==========   ==========
Total Return                               (10.12%)(a)     3.59%(a)   (12.66%)       5.34%       13.30%       14.28%       15.36%(a)
Ratios/supplemental data:
  Net assets, end of period
    (in millions)                       $      46      $     60    $      61   $      121   $      159   $      152   $      179
Ratios to average net assets:#
  Net expenses                               1.00%         1.00%        1.00%        0.93%        0.05%        0.03%        0.03%
  Net investment income                      1.40%         1.63%        2.20%        2.30%        3.37%        3.98%        4.29%
  Expenses without waivers,
    reimbursements and earnings
    credits                                  1.26%         1.26%        1.15%        0.99%        0.75%        0.75%        0.72%
  Net investment income without
    waivers, reimbursements and
    earnings credits                         1.14%         1.37%        2.05%        2.24%        2.67%        3.26%        3.60%
Portfolio turnover rate                       172%           32%         141%         122%          93%          50%         131%

----------
*   Commencement of operations.
**  The fund changed its fiscal year end from October 31 to December 31.
(a) Not annualized.
#   Short periods have been annualized.

                       See notes to financial statements.

                                                                   SELECT EQUITY INCOME FUND(1)
                                             ------------------------------------------------------------------------------
                                             1/01/02        11/01/01                     YEAR ENDED                1/01/97*
                                             THROUGH        THROUGH       ---------------------------------------  THROUGH
                                             6/30/02       12/31/01**     10/31/01   10/31/00  10/31/99  10/31/98  10/31/97
                                             --------      ----------     --------   --------  --------  --------  --------
Per share operating performance:
Net asset value, beginning of period         $  19.74      $    18.44     $  25.57   $  27.53  $  28.89  $  34.22  $  28.32
                                             --------      ----------     --------   --------  --------  --------  --------
Income from investment operations:
  Net investment income                          0.14            0.03         0.20       0.21      0.65      0.85      0.79
  Net gains or losses on securities (both
    realized and unrealized)                    (1.74)           1.30        (5.41)      1.40      1.69      1.50      5.90
                                             --------      ----------     --------   --------  --------  --------  --------
    Total from investment operations            (1.60)           1.33        (5.21)      1.61      2.34      2.35      6.69
                                             --------      ----------     --------   --------  --------  --------  --------
Less distributions:
  Dividends from net investment income           0.14            0.03         0.19       0.17      0.67      0.83      0.79
  Distributions from capital gains                 --              --         1.73       3.40      3.03      6.85        --
                                             --------      ----------     --------   --------  --------  --------  --------
    Total distributions                          0.14            0.03         1.92       3.57      3.70      7.68      0.79
                                             --------      ----------     --------   --------  --------  --------  --------
Net asset value, end of period               $  18.00      $    19.74     $  18.44   $  25.57  $  27.53  $  28.89  $  34.22
                                             ========      ==========     ========   ========  ========  ========  ========
Total Return                                    (8.15%)(a)       7.20%(a)   (21.43%)     6.35%     8.18%     7.62%    23.78%(a)
Ratios/supplemental data:
  Net assets, end of period (in millions)    $    367      $      415     $    406   $    625  $    787  $    923  $    955
Ratios to average net assets:#
  Net expenses                                   0.76%           0.69%        0.69%      0.68%     0.03%     0.03%     0.03%
  Net investment income                          1.43%           0.91%        0.93%      0.83%     2.25%     2.85%     2.97%
  Expenses without waivers, reimbursements
    and earnings credits                         0.85%           0.85%        0.87%      0.80%     0.58%     0.59%     0.59%
  Net investment income without waivers,
    reimbursements and earnings credits          1.34%           0.75%        0.75%      0.71%     1.70%     2.29%     2.41%
Portfolio turnover rate                            66%              0%           8%        43%      146%      148%       73%

----------
*   Commencement of operations.
**  The fund changed its fiscal year end from October 31 to December 31.
(1) On November 20, 1998, the Fund underwent a split of shares. Prior periods have been restated to reflect the split.
(a) Not annualized.
#   Short periods have been annualized.

                       See notes to financial statements.

                                                                   SELECT LARGE CAP EQUITY FUND(1)
                                             ------------------------------------------------------------------------------
                                             1/01/02        11/01/01                     YEAR ENDED                1/01/97*
                                             THROUGH        THROUGH       ---------------------------------------  THROUGH
                                             6/30/02       12/31/01**     10/31/01   10/31/00  10/31/99  10/31/98  10/31/97
                                             --------      ----------     --------   --------  --------  --------  --------
Per share operating performance:
Net asset value, beginning of period         $  24.75      $    22.92     $  36.41   $  39.31  $  37.52  $  46.58  $  37.22
                                             --------      ----------     --------   --------  --------  --------  --------
Income from investment operations:
  Net investment income                          0.09            0.02         0.11       0.05      0.52      0.56      0.59
  Net gains or losses on securities
    (both realized and unrealized)              (3.38)           1.82        (9.36)      2.31      6.56      5.27      9.36
                                             --------      ----------     --------   --------  --------  --------  --------
    Total from investment operations            (3.29)           1.84        (9.25)      2.36      7.08      5.83      9.95
                                             --------      ----------     --------   --------  --------  --------  --------
Less distributions:
  Dividends from net investment income           0.08            0.01         0.13       0.03      0.52      0.56      0.59
  Distributions from capital gains                 --              --         4.11       5.23      4.77     14.33        --
                                             --------      ----------     --------   --------  --------  --------  --------
    Total distributions                          0.08            0.01         4.24       5.26      5.29     14.89      0.59
                                             --------      ----------     --------   --------  --------  --------  --------
Net asset value, end of period               $  21.38      $    24.75     $  22.92   $  36.41  $  39.31  $  37.52  $  46.58
                                             ========      ==========     ========   ========  ========  ========  ========
Total Return                                   (13.31%)(a)       8.05%(a)   (27.25%)     6.13%    20.36%    16.58%    26.89%(a)
Ratios/supplemental data:
  Net assets, end of period (in millions)    $    245      $      232     $    212   $    251  $    222  $    177  $    186
Ratios to average net assets:#
  Net expenses                                   0.80%           0.75%        0.75%      0.76%     0.05%     0.03%     0.03%
  Net investment income                          0.73%           0.45%        0.42%      0.12%     1.36%     1.46%     1.66%
  Expenses without waivers, reimbursements
    and earnings credits                         0.87%           0.88%        0.88%      0.85%     0.65%     0.65%     0.58%
  Net investment income without waivers,
    reimbursements and earnings credits          0.66%           0.32%        0.29%      0.03%     0.76%     0.86%     1.11%
Portfolio turnover rate                            47%              0%          52%        57%      106%       56%       54%

*   Commencement of operations.
**  The fund changed its fiscal year end from October 31 to December 31.
(1) On November 20, 1998, the fund underwent a split of shares. Prior periods have been restated to reflect the split.
(a) Not annualized.
#   Short periods have been annualized.

                       See notes to financial statements.

                                                                   SELECT LARGE CAP GROWTH FUND(1)
                                             ------------------------------------------------------------------------------
                                             1/01/02        11/01/01                     YEAR ENDED                1/01/97*
                                             THROUGH        THROUGH       ---------------------------------------  THROUGH
                                             6/30/02       12/31/01**     10/31/01   10/31/00  10/31/99  10/31/98  10/31/97
                                             --------      ----------     --------   --------  --------  --------  --------
Per share operating performance:
Net asset value, beginning of period         $  17.39      $    16.32     $  42.93   $  47.54  $  37.36  $  32.30  $  26.01
                                             --------      ----------     --------   --------  --------  --------  --------
Income from investment operations:
  Net investment income                          0.03            0.02         0.04       0.04      0.30      0.34      0.28
  Net gains or losses on securities (both
    realized and unrealized)                    (3.60)           1.07       (11.41)     (0.07)    13.66      8.23      6.29
                                             --------      ----------     --------   --------  --------  --------  --------
    Total from investment operations            (3.57)           1.09       (11.37)     (0.03)    13.96      8.57      6.57
                                             --------      ----------     --------   --------  --------  --------  --------
Less distributions:
  Dividends from net investment income           0.02            0.02         0.04       0.03      0.30      0.34      0.28
  Distributions from capital gains                 --              --        15.20       4.55      3.48      3.17        --
                                             --------      ----------     --------   --------  --------  --------  --------
    Total distributions                          0.02            0.02        15.24       4.58      3.78      3.51      0.28
                                             --------      ----------     --------   --------  --------  --------  --------
Net asset value, end of period               $  13.80      $    17.39     $  16.32   $  42.93  $  47.54  $  37.36  $  32.30
                                             ========      ==========     ========   ========  ========  ========  ========
Total Return                                   (20.52%)(a)       6.70%(a)   (33.30%)    (0.91%)   39.78%    29.12%    25.32%(a)
Ratios/supplemental data:
  Net assets, end of period (in millions)    $    300      $      433     $    423   $    839  $    901  $    654  $    548
Ratios to average net assets:#
  Net expenses                                   0.61%           0.55%        0.49%      0.47%     0.03%     0.02%     0.02%
  Net investment income                          0.36%           0.56%        0.21%      0.08%     0.69%     0.98%     1.12%
  Expenses without waivers, reimbursements
    and earnings credits                         0.85%           0.85%        0.85%      0.80%     0.59%     0.60%     0.60%
  Net investment income without waivers,
    reimbursements and earnings credits          0.12%           0.26%       (0.15%)    (0.25%)    0.13%     0.40%     0.54%
Portfolio turnover rate                            39%              3%          84%        74%       26%       22%       36%

----------
*   Commencement of operations.
**  The fund changed its fiscal year end from October 31 to December 31.
(1) On November 20, 1998, the fund underwent a split of shares. Prior periods have been restated to reflect the split.
(a) Not annualized.
#   Short periods have been annualized.

                       See notes to financial statements.

                                                                       SELECT MID CAP EQUITY FUND(1)
                                             ------------------------------------------------------------------------------
                                             1/01/02        11/01/01                     YEAR ENDED                1/01/97*
                                             THROUGH        THROUGH       ---------------------------------------  THROUGH
                                             6/30/02       12/31/01**     10/31/01   10/31/00  10/31/99  10/31/98  10/31/97
                                             --------      ----------     --------   --------  --------  --------  --------
Per share operating performance:
Net asset value, beginning of period         $  29.51      $    26.17     $  37.85   $  37.55  $  29.63  $  32.39  $  28.58
                                             --------      ----------     --------   --------  --------  --------  --------
Income from investment operations:
  Net investment income                          0.06            0.02         0.12       0.17      0.15      0.14      0.15
  Net gains or losses on securities (both
    realized and unrealized)                    (1.78)           3.43        (5.30)      9.34      8.52     (0.42)     3.80
                                             --------      ----------     --------   --------  --------  --------  --------
    Total from investment operations            (1.72)           3.45        (5.18)      9.51      8.67     (0.28)     3.95
                                             --------      ----------     --------   --------  --------  --------  --------
Less distributions:
  Dividends from net investment income           0.05            0.02         0.12       0.20      0.14      0.13      0.14
  Distributions from capital gains               0.11            0.09         6.38       9.01      0.61      2.35        --
                                             --------      ----------     --------   --------  --------  --------  --------
    Total distributions                          0.16            0.11         6.50       9.21      0.75      2.48      0.14
                                             --------      ----------     --------   --------  --------  --------  --------
Net asset value, end of period               $  27.63      $    29.51     $  26.17   $  37.85  $  37.55  $  29.63  $  32.39
                                             ========      ==========     ========   ========  ========  ========  ========
Total Return                                    (5.84%)(a)      13.20%(a)   (15.27%)    30.94%    29.65%    (0.70%)   13.90%(a)
Ratios/supplemental data:
  Net assets, end of period (in millions)    $    152      $      155     $    133   $    164  $    129  $    112  $    116
Ratios to average net assets:#
  Net expenses                                   0.69%           0.60%        0.55%      0.41%     0.07%     0.08%     0.08%
  Net investment income                          0.37%           0.38%        0.38%      0.52%     0.44%     0.43%     0.57%
  Expenses without waivers, reimbursements
    and earnings credits                         1.14%           1.15%        1.15%      1.14%     0.93%     0.94%     0.92%
  Net investment income without waivers,
    reimbursements and earnings credits         (0.08%)         (0.17%)      (0.22%)    (0.21%)   (0.42%)   (0.43%)   (0.27%)
Portfolio turnover rate                            58%              2%          55%        84%      101%       67%       50%

----------
*   Commencement of operations.
**  The fund changed its fiscal year end from October 31 to December 31.
(1) On November 20, 1998, the fund underwent a split of shares. Prior periods have been restated to reflect the split.
(a) Not annualized.
#   Short periods have been annualized.

                       See notes to financial statements.

                                                                     SELECT SMALL CAP EQUITY FUND
                                             ------------------------------------------------------------------------------
                                             1/01/02        11/01/01                     YEAR ENDED                1/01/97*
                                             THROUGH        THROUGH       ---------------------------------------  THROUGH
                                             6/30/02       12/31/01**     10/31/01   10/31/00  10/31/99  10/31/98  10/31/97
                                             --------      ----------     --------   --------  --------  --------  --------
Per share operating performance:
Net asset value, beginning of period         $  40.46      $    36.65     $  51.12   $  47.66  $  52.73  $  60.54  $  51.87
                                             --------      ----------     --------   --------  --------  --------  --------
Income from investment operations:
  Net investment income                          0.02            0.01         0.10       0.08      0.64      0.74      0.57
  Net gains or losses on securities (both
    realized and unrealized)                    (0.68)           3.81        (7.61)     12.44     (2.50)    (5.72)     8.62
                                             --------      ----------     --------   --------  --------  --------  --------
    Total from investment operations            (0.66)           3.82        (7.51)     12.52     (1.86)    (4.98)     9.19
                                             --------      ----------     --------   --------  --------  --------  --------
Less distributions:
  Dividends from net investment income           0.01            0.01         0.14       0.08      0.64      0.75      0.52
  Distributions from capital gains               0.26              --         6.82       8.98      2.57      2.08        --
                                             --------      ----------     --------   --------  --------  --------  --------
    Total distributions                          0.27            0.01         6.96       9.06      3.21      2.83      0.52
                                             --------      ----------     --------   --------  --------  --------  --------
Net asset value, end of period               $  39.53      $    40.46     $  36.65   $  51.12  $  47.66  $  52.73  $  60.54
                                             ========      ==========     ========   ========  ========  ========  ========
Total Return                                    (1.62%)(a)      10.42%(a)   (15.47%)    30.16%    (4.20%)   (8.53%)   17.80%(a)
Ratios/supplemental data:
  Net assets, end of period (in millions)    $    320      $      317     $    299   $    380  $    339  $    418  $    488
Ratios to average net assets: #
  Net expenses                                   0.45%           0.40%        0.34%      0.50%     0.04%     0.02%     0.02%
  Net investment income                          0.10%           0.09%        0.28%      0.19%     1.16%     1.28%     1.26%
  Expenses without waivers, reimbursements
    and earnings credits                         1.11%           1.12%        1.13%      1.07%     0.86%     0.85%     0.85%
  Net investment income without waivers,
    reimbursements and earnings credits         (0.56%)         (0.63%)      (0.51%)    (0.38%)    0.34%     0.45%     0.43%
Portfolio turnover rate                            27%              7%          50%        76%       55%        6%        8%

----------
*   Commencement of operations.
**  The fund changed its fiscal year end from October 31 to December 31.
(a) Not annualized.
#   Short periods have been annualized.

                       See notes to financial statements.

JPMorgan Funds

U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Small Company Opportunities Fund
Tax Aware U.S. Equity Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Growth Fund
Fleming International Value Fund
Fleming International Opportunities Fund
Fleming Japan Fund
Fleming Asia Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. High Yield Bond Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank (Chase). Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                        JPMORGAN FUNDS FULFILLMENT CENTER
                                393 MANLEY STREET
                         WEST BRIDGEWATER, MA 02379-1039

        (C) J.P. Morgan Chase & Co., 2001 All Rights Reserved. August 2002

                                                                     SAN-SEL-602